UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.0
0.01 - 0.99%	0.2
1 - 1.99%	3.9
2 - 2.99%	32.5
3 - 3.99%	18.2
4 - 4.99%	9.7
5 - 5.99%	6.6
6 - 6.99%	1.1
7 - 7.99%	0.1
8 - 8.99%	0.0
9 - 9.99%	0.0
11 - 11.99%	0.0
12 - 12.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (32.0)%*
Futures and Swaps - (1.6)%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 3.9%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds 3.625% 2/15/53	930	885
U.S. Treasury Notes:
2.75% 8/15/32 (b)	4,835	4,394
3.875% 1/15/26 (b)	29,500	28,993
4% 2/15/26 (b)	7,200	7,100
4.375% 10/31/24 (b)(c)(d)	5,200	5,151

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $47,550)		46,523

U.S. Government Agency - Mortgage Securities - 123.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 36.4%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(f)	16	16
12 month U.S. LIBOR + 1.460% 3.85% 1/1/35 (e)(f)	14	14
12 month U.S. LIBOR + 1.530% 3.476% 3/1/36 (e)(f)	17	17
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.630% 3.491% 11/1/36 (e)(f)	4	4
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (e)(f)	31	31
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (e)(f)	43	43
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (e)(f)	5	5
12 month U.S. LIBOR + 1.730% 3.854% 3/1/40 (e)(f)	14	14
12 month U.S. LIBOR + 1.750% 3.701% 7/1/35 (e)(f)	4	4
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (e)(f)	16	16
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (e)(f)	399	405
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (e)(f)	29	30
12 month U.S. LIBOR + 1.810% 2.521% 2/1/42 (e)(f)	17	17
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (e)(f)	25	25
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (e)(f)	7	7
1.5% 1/1/36 to 6/1/51	12,872	10,707
2% 2/1/28 to 4/1/52	112,549	93,461
2.5% 1/1/28 to 2/1/52	143,532	125,009
3% 7/1/32 to 2/1/52 (c)(d)	78,414	70,714
3.5% 7/1/34 to 6/1/52	36,918	34,091
4% 3/1/39 to 9/1/52	24,597	23,373
4.5% 5/1/25 to 9/1/52	25,902	25,195
5% 8/1/23 to 12/1/52	32,939	32,659
5.264% 8/1/41 (e)	221	220
5.5% 10/1/52 to 12/1/52	10,426	10,439
6% 11/1/52 to 12/1/52	7,734	7,835
6.5% 12/1/23 to 5/1/38	132	136
6.67% 2/1/39	94	96
7% to 7% 7/1/26 to 5/1/30	138	142
7.5% to 7.5% 8/1/25 to 9/1/32	162	171
8% 12/1/29 to 3/1/37	10	11
9% 10/1/30	35	38
TOTAL FANNIE MAE		434,952
Freddie Mac - 28.9%
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (e)(f)	43	43
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (e)(f)	160	160
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (e)(f)	50	50
12 month U.S. LIBOR + 1.900% 3.966% 10/1/42 (e)(f)	23	23
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (e)(f)	92	93
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(f)	29	30
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (e)(f)	47	48
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (e)(f)	116	119
6 month U.S. LIBOR + 2.680% 5.679% 10/1/35 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.356% 5/1/34 (e)(f)	1	1
1.5% 7/1/35 to 6/1/51	13,152	11,076
2% 5/1/37 to 4/1/52	83,408	68,667
2.5% 1/1/28 to 4/1/52	85,559	73,909
3% 4/1/32 to 3/1/52	31,173	28,204
3.5% 3/1/32 to 5/1/52 (c)	57,877	53,722
4% 1/1/36 to 10/1/52	31,355	30,027
4% 4/1/48	9	9
4.5% 7/1/25 to 9/1/52	44,539	43,027
5% 7/1/33 to 1/1/53	21,591	21,391
5.5% 10/1/52 to 1/1/53	10,167	10,159
6% 3/1/24 to 9/1/36	348	357
6.5% 1/1/24 to 1/1/53	3,560	3,662
7% 3/1/26 to 9/1/36	216	225
7.5% 1/1/27 to 7/1/34	344	362
TOTAL FREDDIE MAC		345,367
Ginnie Mae - 22.4%
3% 6/15/42 to 11/20/50	15,401	13,873
3.5% 9/20/40 to 7/20/46	5,579	5,229
4% 7/20/33 to 5/20/49	17,446	16,782
4.5% 8/15/33 to 9/20/46	5,569	5,464
5% 5/15/39 to 4/20/48	1,575	1,574
5.5% 12/15/38 to 9/15/39	148	151
6.5% 10/15/34 to 7/15/36	53	55
7% to 7% 2/15/24 to 4/20/32	168	173
7.5% to 7.5% 8/15/23 to 12/15/29	34	35
8% 4/15/24 to 10/15/25	10	10
8.5% 11/15/27 to 10/15/28	13	13
2% 12/20/50 to 4/20/51	17,714	14,935
2% 3/1/53 (g)	6,800	5,700
2% 3/1/53 (g)	29,200	24,475
2% 3/1/53 (g)	8,800	7,376
2% 3/1/53 (g)	5,850	4,903
2% 3/1/53 (g)	7,300	6,119
2% 3/1/53 (g)	11,450	9,597
2% 3/1/53 (g)	5,050	4,233
2% 3/1/53 (g)	4,850	4,065
2% 4/1/53 (g)	28,700	24,081
2% 4/1/53 (g)	21,550	18,082
2.5% 7/20/51 to 12/20/51	8,772	7,614
2.5% 3/1/53 (g)	10,400	8,994
2.5% 3/1/53 (g)	20,700	17,901
2.5% 3/1/53 (g)	8,225	7,113
2.5% 3/1/53 (g)	7,000	6,053
3% 3/1/53 (g)	6,000	5,352
3% 3/1/53 (g)	4,000	3,568
3% 3/1/53 (g)	8,200	7,315
3% 3/1/53 (g)	5,100	4,549
3.5% 3/1/53 (g)	6,800	6,251
3.5% 3/1/53 (g)	11,350	10,433
3.5% 3/1/53 (g)	7,925	7,285
3.5% 3/1/53 (g)	9,075	8,342
TOTAL GINNIE MAE		267,695
Uniform Mortgage Backed Securities - 35.3%
1.5% 3/1/38 (g)	6,800	5,878
1.5% 3/1/38 (g)	6,800	5,878
1.5% 3/1/38 (g)	325	281
1.5% 3/1/38 (g)	850	735
1.5% 4/1/38 (g)	4,650	4,026
1.5% 4/1/38 (g)	4,525	3,918
1.5% 3/1/53 (g)	26,800	20,693
1.5% 3/1/53 (g)	16,750	12,933
2% 3/1/38 (g)	7,650	6,790
2% 3/1/38 (g)	5,100	4,526
2% 4/1/38 (g)	4,150	3,688
2% 4/1/38 (g)	2,250	1,999
2% 3/1/53 (g)	7,700	6,270
2% 3/1/53 (g)	38,750	31,552
2% 3/1/53 (g)	21,650	17,629
2% 3/1/53 (g)	4,300	3,501
2% 3/1/53 (g)	33,200	27,033
2% 3/1/53 (g)	9,600	7,817
2% 4/1/53 (g)	2,550	2,079
2% 4/1/53 (g)	37,400	30,490
2% 4/1/53 (g)	29,800	24,294
2.5% 3/1/53 (g)	24,000	20,333
2.5% 3/1/53 (g)	18,650	15,800
2.5% 3/1/53 (g)	9,600	8,133
2.5% 4/1/53 (g)	6,100	5,173
3% 3/1/53 (g)	17,900	15,744
3% 3/1/53 (g)	12,500	10,995
3% 3/1/53 (g)	13,350	11,742
3% 3/1/53 (g)	5,250	4,618
3% 4/1/53 (g)	25,950	22,845
3% 4/1/53 (g)	8,650	7,615
3.5% 3/1/53 (g)	6,050	5,508
3.5% 3/1/53 (g)	1,325	1,206
4% 3/1/53 (g)	6,850	6,425
4% 3/1/53 (g)	600	563
4% 3/1/53 (g)	600	563
4% 3/1/53 (g)	4,550	4,268
4% 3/1/53 (g)	4,550	4,268
4.5% 3/1/53 (g)	5,050	4,862
5% 3/1/53 (g)	4,025	3,955
5.5% 3/1/53 (g)	5,000	4,991
5.5% 3/1/53 (g)	13,250	13,227
5.5% 3/1/53 (g)	13,700	13,676
5.5% 4/1/53 (g)	9,850	9,828
6.5% 3/1/53 (g)	3,250	3,328
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		421,676
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,574,253)		1,469,690

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.967% 10/25/37 (e)(f)(h)	361	359
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	21	16
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	1,983	1,661
Upstart Securitization Trust Series 2021-2 Class A, 0.91% 6/20/31 (h)	262	260
TOTAL ASSET-BACKED SECURITIES (Cost $2,632)		2,296

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.0%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	545	509
Series 2021-E Class A1, 1.74% 12/25/60 (h)	3,930	3,199
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(h)	400	381
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	453	438
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (h)	268	260
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (e)(h)	161	158
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.6105% 5/27/37 (e)(f)(h)	349	335
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (e)(f)(h)(i)	142	0
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	2,226	1,986
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (h)	758	680
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	1,338	1,171
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(h)	703	674
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	315	276
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	748	706
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	1,203	1,092
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.257% 9/25/43 (e)(f)	636	593
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.1686% 9/25/33 (e)	69	66
TOTAL PRIVATE SPONSOR		12,524
U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 3.483% 12/25/33 (e)(j)(k)	65	9
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	74	74
Series 1999-32 Class PL, 6% 7/25/29	87	87
Series 1999-33 Class PK, 6% 7/25/29	65	65
Series 2001-52 Class YZ, 6.5% 10/25/31	10	10
Series 2005-39 Class TE, 5% 5/25/35	147	147
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 5.5458% 8/25/35 (e)(k)	5	5
Series 2012-149:
Class DA, 1.75% 1/25/43	72	65
Class GA, 1.75% 6/25/42	78	70
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	79	80
Series 2001-31 Class ZC, 6.5% 7/25/31	34	34
Series 2002-16 Class ZD, 6.5% 4/25/32	16	17
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.933% 11/25/32 (e)(j)(k)	22	1
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	33	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.023% 12/25/36 (e)(j)(k)	42	4
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.823% 5/25/37 (e)(j)(k)	22	2
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 6.7404% 9/25/23 (e)(k)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 3.483% 3/25/33 (e)(j)(k)	16	2
Series 2005-79 Class ZC, 5.9% 9/25/35	135	135
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 12.918% 6/25/37 (e)(k)	80	95
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 11.898% 7/25/37 (e)(k)	19	21
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.733% 3/25/38 (e)(j)(k)	117	10
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 1.433% 12/25/40 (e)(j)(k)	120	7
Class ZA, 4.5% 12/25/40	43	42
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	37	1
Series 2010-150 Class ZC, 4.75% 1/25/41	470	459
Series 2010-95 Class ZC, 5% 9/25/40	1,090	1,090
Series 2011-4 Class PZ, 5% 2/25/41	154	146
Series 2011-67 Class AI, 4% 7/25/26 (j)	11	0
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	212	9
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.033% 12/25/30 (e)(j)(k)	21	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.933% 6/25/41 (e)(j)(k)	18	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	77	2
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 1.433% 1/25/44 (e)(j)(k)	69	6
Series 2013-51 Class GI, 3% 10/25/32 (j)	88	5
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.103% 6/25/35 (e)(j)(k)	128	9
Series 2015-42 Class IL, 6% 6/25/45 (j)	470	81
Series 2015-70 Class JC, 3% 10/25/45	602	564
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	279	49
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (e)(j)	35	7
Series 351:
Class 12, 5.5% 4/25/34 (e)(j)	22	4
Class 13, 6% 3/25/34 (j)	32	6
Series 359 Class 19, 6% 7/25/35 (e)(j)	19	4
Series 384 Class 6, 5% 7/25/37 (j)	61	10
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	94	94
Series 2104 Class PG, 6% 12/15/28	29	29
Series 2121 Class MG, 6% 2/15/29	38	38
Series 2154 Class PT, 6% 5/15/29	72	72
Series 2162 Class PH, 6% 6/15/29	9	9
Series 2520 Class BE, 6% 11/15/32	70	71
Series 2693 Class MD, 5.5% 10/15/33	975	974
Series 2802 Class OB, 6% 5/15/34	133	134
Series 3002 Class NE, 5% 7/15/35	94	94
Series 3189 Class PD, 6% 7/15/36	84	86
Series 3415 Class PC, 5% 12/15/37	31	30
Series 3806 Class UP, 4.5% 2/15/41	181	177
Series 3832 Class PE, 5% 3/15/41	384	382
Series 4135 Class AB, 1.75% 6/15/42	57	51
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	13	13
Series 2135 Class JE, 6% 3/15/29	49	50
Series 2274 Class ZM, 6.5% 1/15/31	28	28
Series 2281 Class ZB, 6% 3/15/30	18	18
Series 2357 Class ZB, 6.5% 9/15/31	60	61
Series 2502 Class ZC, 6% 9/15/32	54	55
Series 3871 Class KB, 5.5% 6/15/41	362	372
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.0121% 2/15/36 (e)(j)(k)	31	2
Series 1658 Class GZ, 7% 1/15/24	10	11
Series 2013-4281 Class AI, 4% 12/15/28 (j)	56	1
Series 2017-4683 Class LM, 3% 5/15/47	555	521
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.6121% 11/15/31 (e)(j)(k)	119	4
Series 2587 Class IM, 6.5% 3/15/33 (j)	29	5
Series 2933 Class ZM, 5.75% 2/15/35	320	325
Series 2935 Class ZK, 5.5% 2/15/35	356	363
Series 2947 Class XZ, 6% 3/15/35	170	174
Series 2996 Class ZD, 5.5% 6/15/35	215	219
Series 3237 Class C, 5.5% 11/15/36	288	288
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.0721% 11/15/36 (e)(j)(k)	104	9
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.1621% 3/15/37 (e)(j)(k)	145	13
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.1721% 4/15/37 (e)(j)(k)	203	22
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.9921% 6/15/37 (e)(j)(k)	82	8
Series 3949 Class MK, 4.5% 10/15/34	66	65
Series 4055 Class BI, 3.5% 5/15/31 (j)	74	2
Series 4149 Class IO, 3% 1/15/33 (j)	48	4
Series 4314 Class AI, 5% 3/15/34 (j)	24	1
Series 4427 Class LI, 3.5% 2/15/34 (j)	233	14
Series 4471 Class PA 4% 12/15/40	357	347
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	35	35
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	767	742
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.1% 6/16/37 (e)(j)(k)	49	5
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 4.8473% 7/20/60 (e)(f)(l)	119	119
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 4.6916% 9/20/60 (e)(f)(l)	147	146
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 4.6916% 8/20/60 (e)(f)(l)	114	113
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 4.8916% 4/20/61 (e)(f)(l)	40	40
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8391% 5/20/61 (e)(f)(l)	4	4
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.9979% 1/20/49 (e)(f)	185	183
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.0979% 10/20/49 (e)(f)	290	284
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (e)(f)	577	569
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.8043% 12/20/40 (e)(k)	412	342
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	19	1
Series 2016-69 Class WA, 3% 2/20/46	234	216
Series 2017-134 Class BA, 2.5% 11/20/46	88	79
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	144	141
Series 2010-160 Class DY, 4% 12/20/40	767	738
Series 2010-170 Class B, 4% 12/20/40	170	164
Series 2017-139 Class BA, 3% 9/20/47	943	843
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.91% 5/16/34 (e)(j)(k)	91	6
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.61% 8/17/34 (e)(j)(k)	30	3
Series 2011-52 Class HI, 7% 4/16/41 (j)	358	56
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.11% 6/16/42 (e)(j)(k)	168	15
Series 2013-149 Class MA, 2.5% 5/20/40	599	571
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	11	10
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.08% 8/20/66 (e)(f)(l)	1,466	1,460
TOTAL U.S. GOVERNMENT AGENCY		15,556
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,979)		28,080

Commercial Mortgage Securities - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	525	479
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	99
BANK:
Series 2020-BN25 Class XB, 0.4397% 1/15/63 (e)(j)	14,100	343
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (e)(j)	9,804	564
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7766% 12/15/62 (e)(j)	26,061	807
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (e)(f)(h)	550	546
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (e)(f)(h)	1,525	1,442
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (e)(f)(h)	2,106	2,068
BX Trust floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (e)(f)(h)	713	709
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (e)(f)(h)	390	384
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (e)(f)(h)	500	491
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (e)(f)(h)	1,298	1,262
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8719% 9/10/58 (e)(j)	15,812	278
Series 2016-P6 Class XA, 0.5604% 12/10/49 (e)(j)	12,636	214
Series 2019-GC41 Class XA, 1.0409% 8/10/56 (e)(j)	2,952	133
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (h)	304	303
Series 2014-CR20 Class XA, 0.9434% 11/10/47 (e)(j)	3,599	43
Series 2014-LC17 Class XA, 0.6616% 10/10/47 (e)(j)	10,649	85
Series 2014-UBS6 Class XA, 0.8349% 12/10/47 (e)(j)	8,674	95
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	672	644
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (e)(f)(h)	905	891
Freddie Mac sequential payer Series 2022-150 Class A2, 3.71% 9/25/32	1,800	1,692
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (e)(f)(h)	4,697	4,618
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (e)(f)(h)	562	527
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (e)(f)(h)	1,038	984
Series 2014-GC20 Class XA, 1.0069% 4/10/47 (e)(j)	3,000	21
Series 2015-GC34 Class XA, 1.2034% 10/10/48 (e)(j)	7,739	195
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (e)(f)(h)	1,654	1,656
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	692
Series 2014-C19 Class XA, 0.6228% 4/15/47 (e)(j)	2,605	11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	899	809
Class XAFX, 1.116% 7/5/33 (e)(h)(j)	7,720	8
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (e)(f)(h)	673	659
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0381% 10/15/48 (e)(j)	9,110	165
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.438% 8/15/33 (e)(f)(h)	1,428	1,344
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	1,140	1,062
Series 2019-MEAD Class B, 3.1771% 11/10/36 (e)(h)	165	150
Series 2021-L6 Class XA, 1.227% 6/15/54 (e)(j)	2,186	136
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (e)(f)(h)	1,138	1,113
Class B, 1 month U.S. LIBOR + 1.070% 5.6677% 11/15/38 (e)(f)(h)	652	635
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0036% 12/15/50 (e)(j)	11,375	402
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (e)(f)(h)	925	885
Series 2015-C31 Class XA, 0.954% 11/15/48 (e)(j)	7,897	159
Series 2017-C42 Class XA, 0.861% 12/15/50 (e)(j)	15,060	499
Series 2018-C46 Class XA, 0.9301% 8/15/51 (e)(j)	8,605	208
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8392% 11/15/47 (e)(j)	5,888	61
Series 2014-LC14 Class XA, 1.2358% 3/15/47 (e)(j)	5,321	35
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,536)		30,606

Money Market Funds - 22.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (m) (Cost $271,570)	271,515,369	271,570

TOTAL INVESTMENT IN SECURITIES - 154.7% (Cost $1,959,520)	1,848,765
NET OTHER ASSETS (LIABILITIES) - (54.7)%	(653,809)
NET ASSETS - 100.0%	1,194,956

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 3/1/53	(5,850)	(4,903)
2% 3/1/53	(1,400)	(1,173)
2% 3/1/53	(28,700)	(24,056)
2% 3/1/53	(21,550)	(18,063)

TOTAL GINNIE MAE		(48,195)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(5,600)	(4,841)
1.5% 3/1/38	(4,650)	(4,020)
1.5% 3/1/38	(4,525)	(3,912)
2% 3/1/38	(3,100)	(2,751)
2% 3/1/38	(3,250)	(2,884)
2% 3/1/38	(4,150)	(3,683)
2% 3/1/38	(2,250)	(1,997)
2% 3/1/53	(4,000)	(3,257)
2% 3/1/53	(5,300)	(4,316)
2% 3/1/53	(4,650)	(3,786)
2% 3/1/53	(6,700)	(5,456)
2% 3/1/53	(2,550)	(2,076)
2% 3/1/53	(37,400)	(30,453)
2% 3/1/53	(29,800)	(24,265)
2.5% 3/1/53	(450)	(381)
2.5% 3/1/53	(650)	(551)
2.5% 3/1/53	(700)	(593)
2.5% 3/1/53	(1,300)	(1,101)
2.5% 3/1/53	(3,600)	(3,050)
2.5% 3/1/53	(8,850)	(7,498)
2.5% 3/1/53	(6,100)	(5,168)
2.5% 3/1/53	(2,050)	(1,737)
2.5% 3/1/53	(3,900)	(3,304)
3% 3/1/53	(2,700)	(2,375)
3% 3/1/53	(25,950)	(22,825)
3% 3/1/53	(8,650)	(7,608)
3.5% 3/1/53	(6,575)	(5,986)
3.5% 3/1/53	(800)	(728)
3.5% 4/1/53	(1,325)	(1,207)
4.5% 3/1/53	(5,050)	(4,862)
5% 3/1/53	(4,025)	(3,955)
5% 4/1/53	(4,025)	(3,955)
5.5% 3/1/53	(9,850)	(9,833)
5.5% 3/1/53	(1,875)	(1,872)
6.5% 3/1/53	(3,250)	(3,328)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(189,614)

TOTAL TBA SALE COMMITMENTS (Proceeds $239,687)		(237,809)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	204	Jun 2023	41,560	(94)	(94)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	72	Jun 2023	8,039	(7)	(7)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	24	Jun 2023	2,569	3	3
CBOT Long Term U.S. Treasury Bond Contracts (United States)	250	Jun 2023	31,305	2	2
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	39	Jun 2023	5,267	(30)	(30)

TOTAL SOLD					(32)

TOTAL FUTURES CONTRACTS					(126)
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 3.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $119,809,000.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s) (1)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	12,180	117	0	117
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,230	44	14	58
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,500	20	1	21
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	630	8	(2)	6
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	930	13	(3)	10
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,000	54	(45)	9
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	22	(18)	4
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	710	10	(6)	4
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,880	53	(30)	23
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	400	5	(1)	4
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660	9	(13)	(4)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,220	17	(1)	16
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800	11	(3)	8
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,200	16	(17)	(1)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,140	15	6	21
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,330	18	(7)	11
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	10	(12)	(2)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,020	41	(50)	(9)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	780	11	(11)	0

TOTAL CREDIT DEFAULT SWAPS						494	(198)	296

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (000s) (2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s) (3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	5,239	(84)	0	(84)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	10,327	(291)	0	(291)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2053	650	(51)	0	(51)
TOTAL INTEREST RATE SWAPS							(426)	0	(426)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,908,000.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,539,000.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $490,000.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,929,000 or 3.2% of net assets.

(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	230,252	481,182	439,864	4,909	-	-	271,570	0.6%
Fidelity Securities Lending Cash Central Fund 4.63%	3,840	50,480	54,320	8	-	-	-	0.0%
Total	234,092	531,662	494,184	4,917	-	-	271,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	46,523	-	46,523	-

U.S. Government Agency - Mortgage Securities	1,469,690	-	1,469,690	-

Asset-Backed Securities	2,296	-	2,296	-

Collateralized Mortgage Obligations	28,080	-	28,080	-

Commercial Mortgage Securities	30,606	-	30,606	-

Money Market Funds	271,570	271,570	-	-
Total Investments in Securities:	1,848,765	271,570	1,577,195	-
Derivative Instruments:

Assets
Futures Contracts	5	5	-	-
Swaps	494	-	494	-
Total Assets	499	5	494	-

Liabilities
Futures Contracts	(131)	(131)	-	-
Swaps	(426)	-	(426)	-
Total Liabilities	(557)	(131)	(426)	-
Total Derivative Instruments:	(58)	(126)	68	-
Other Financial Instruments:

TBA Sale Commitments	(237,809)	-	(237,809)	-
Total Other Financial Instruments:	(237,809)	-	(237,809)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	494	0
Total Credit Risk	494	0
Interest Rate Risk
Futures Contracts (b)	5	(131)
Swaps (c)	0	(426)
Total Interest Rate Risk	5	(557)
Total Value of Derivatives	499	(557)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,687,950)	$1,577,195
Fidelity Central Funds (cost $271,570)	271,570

Total Investment in Securities (cost $1,959,520)		$1,848,765
Receivable for investments sold		14,102
Receivable for TBA sale commitments		239,687
Receivable for fund shares sold		1,529
Interest receivable		2,893
Distributions receivable from Fidelity Central Funds		1,094
Receivable for daily variation margin on futures contracts		19
Bi-lateral OTC swaps, at value		494
Receivable from investment adviser for expense reductions		11
Total assets		2,108,594
Liabilities
Payable for investments purchased
Regular delivery	$36,556
Delayed delivery	637,291
TBA sale commitments, at value	237,809
Payable for fund shares redeemed	1,113
Distributions payable	408
Accrued management fee	299
Distribution and service plan fees payable	8
Payable for daily variation margin on centrally cleared OTC swaps	3
Other affiliated payables	151
Total Liabilities		913,638
Net Assets		$1,194,956
Net Assets consist of:
Paid in capital		$1,355,464
Total accumulated earnings (loss)		(160,508)
Net Assets		$1,194,956

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,615 ÷ 2,215 shares) (a)		$9.76
Maximum offering price per share (100/96.00 of $9.76)		$10.17
Class M :
Net Asset Value and redemption price per share ($8,746 ÷ 895 shares) (a)(b)		$9.78
Maximum offering price per share (100/96.00 of $9.78)		$10.19
Class C :
Net Asset Value and offering price per share ($2,265 ÷ 234 shares) (a)(b)		$9.67
Fidelity Mortgage Securities Fund :
Net Asset Value , offering price and redemption price per share ($921,828 ÷ 94,072 shares)		$9.80
Class I :
Net Asset Value , offering price and redemption price per share ($49,471 ÷ 5,068 shares)		$9.76
Class Z :
Net Asset Value , offering price and redemption price per share ($191,031 ÷ 19,546 shares)		$9.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$12,670
Income from Fidelity Central Funds (including $8 from security lending)		4,917
Total Income		17,587
Expenses
Management fee	$1,581
Transfer agent fees	531
Distribution and service plan fees	54
Fund wide operations fee	273
Independent trustees' fees and expenses	2
Total expenses before reductions	2,441
Expense reductions	(30)
Total expenses after reductions		2,411
Net Investment income (loss)		15,176
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,114)
Futures contracts	3,985
Swaps	(475)
Total net realized gain (loss)		(18,604)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,353)
Futures contracts	(1,197)
Swaps	(228)
TBA Sale commitments	(437)
Total change in net unrealized appreciation (depreciation)		(27,215)
Net gain (loss)		(45,819)
Net increase (decrease) in net assets resulting from operations		$(30,643)
Statement of Changes in Net Assets

Amount in thousands	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,176	$11,323
Net realized gain (loss)	(18,604)	(25,428)
Change in net unrealized appreciation (depreciation)	(27,215)	(94,478)
Net increase (decrease) in net assets resulting from operations	(30,643)	(108,583)
Distributions to shareholders	(14,614)	(15,796)
Share transactions - net increase (decrease)	239,221	(103,817)
Total increase (decrease) in net assets	193,964	(228,196)

Net Assets
Beginning of period	1,000,992	1,229,188
End of period	$1,194,956	$1,000,992

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$11.49	$11.66	$11.37	$10.89	$11.30
Income from Investment Operations
Net investment income (loss) A,B	.124	.083	(.002)	.174	.257	.226
Net realized and unrealized gain (loss)	(.417)	(1.272)	(.029)	.330	.465	(.353)
Total from investment operations	(.293)	(1.189)	(.031)	.504	.722	(.127)
Distributions from net investment income	(.117)	(.094)	(.028) C	(.214)	(.242)	(.283)
Distributions from net realized gain	-	(.037)	(.111) C	-	-	-
Total distributions	(.117)	(.131)	(.139)	(.214)	(.242)	(.283)
Net asset value, end of period	$9.76	$10.17	$11.49	$11.66	$11.37	$10.89
Total Return D,E,F	(2.88)%	(10.42)%	(.27)%	4.49%	6.73%	(1.13)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I	.79%	.78%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.80% I	.79%	.78%	.79%	.80%	.79%
Expenses net of all reductions	.80% I	.79%	.78%	.79%	.80%	.79%
Net investment income (loss)	2.54% I	.76%	(.01)%	1.51%	2.33%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$22	$27	$33	$29	$29	$27
Portfolio turnover rate J	908% I	662%	1032%	741% K	680% K	363%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$11.52	$11.68	$11.40	$10.91	$11.32
Income from Investment Operations
Net investment income (loss) A,B	.125	.082	(.003)	.173	.257	.226
Net realized and unrealized gain (loss)	(.417)	(1.281)	(.018)	.321	.475	(.354)
Total from investment operations	(.292)	(1.199)	(.021)	.494	.732	(.128)
Distributions from net investment income	(.118)	(.094)	(.028) C	(.214)	(.242)	(.282)
Distributions from net realized gain	-	(.037)	(.111) C	-	-	-
Total distributions	(.118)	(.131)	(.139)	(.214)	(.242)	(.282)
Net asset value, end of period	$9.78	$10.19	$11.52	$11.68	$11.40	$10.91
Total Return D,E,F	(2.86)%	(10.48)%	(.18)%	4.38%	6.80%	(1.13)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I	.79%	.79%	.80%	.81%	.80%
Expenses net of fee waivers, if any	.80% I	.79%	.79%	.80%	.81%	.80%
Expenses net of all reductions	.79% I	.79%	.79%	.80%	.81%	.80%
Net investment income (loss)	2.56% I	.76%	(.02)%	1.51%	2.33%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$9	$10	$12	$14	$15	$15
Portfolio turnover rate J	908% I	662%	1032%	741% K	680% K	363%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$11.42	$11.64	$11.36	$10.87	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.084	(.005)	(.092)	.084	.177	.144
Net realized and unrealized gain (loss)	(.417)	(1.270)	(.018)	.320	.473	(.353)
Total from investment operations	(.333)	(1.275)	(.110)	.404	.650	(.209)
Distributions from net investment income	(.077)	(.028)	(.007) C	(.124)	(.160)	(.201)
Distributions from net realized gain	-	(.037)	(.103) C	-	-	-
Total distributions	(.077)	(.065)	(.110)	(.124)	(.160)	(.201)
Net asset value, end of period	$9.67	$10.08	$11.42	$11.64	$11.36	$10.87
Total Return D,E,F	(3.31)%	(11.21)%	(.95)%	3.59%	6.04%	(1.86)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.61% I	1.60%	1.56%	1.58%	1.54%	1.54%
Expenses net of fee waivers, if any	1.61% I	1.60%	1.56%	1.58%	1.54%	1.54%
Expenses net of all reductions	1.61% I	1.60%	1.56%	1.58%	1.54%	1.54%
Net investment income (loss)	1.73% I	(.05)%	(.80)%	.73%	1.61%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$2	$3	$4	$6	$5	$9
Portfolio turnover rate J	908% I	662%	1032%	741% K	680% K	363%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mortgage Securities Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$11.54	$11.69	$11.40	$10.91	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.141	.120	.037	.214	.298	.264
Net realized and unrealized gain (loss)	(.427)	(1.275)	(.025)	.331	.474	(.363)
Total from investment operations	(.286)	(1.155)	.012	.545	.772	(.099)
Distributions from net investment income	(.134)	(.128)	(.042) C	(.255)	(.282)	(.321)
Distributions from net realized gain	-	(.037)	(.120) C	-	-	-
Total distributions	(.134)	(.165)	(.162)	(.255)	(.282)	(.321)
Net asset value, end of period	$9.80	$10.22	$11.54	$11.69	$11.40	$10.91
Total Return D,E	(2.79)%	(10.09)%	.10%	4.84%	7.19%	(.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.89% H	1.10%	.32%	1.86%	2.69%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$922	$837	$1,003	$819	$696	$894
Portfolio turnover rate I	908% H	662%	1032%	741% J	680% J	363%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$11.50	$11.64	$11.36	$10.87	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.137	.113	.030	.211	.292	.259
Net realized and unrealized gain (loss)	(.427)	(1.274)	(.012)	.319	.475	(.353)
Total from investment operations	(.290)	(1.161)	.018	.530	.767	(.094)
Distributions from net investment income	(.130)	(.122)	(.040) C	(.250)	(.277)	(.316)
Distributions from net realized gain	-	(.037)	(.118) C	-	-	-
Total distributions	(.130)	(.159)	(.158)	(.250)	(.277)	(.316)
Net asset value, end of period	$9.76	$10.18	$11.50	$11.64	$11.36	$10.87
Total Return D,E	(2.85)%	(10.17)%	.16%	4.72%	7.17%	(.83)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.54% H	.51%	.51%	.49%	.49%	.49%
Expenses net of all reductions	.54% H	.51%	.51%	.48%	.49%	.49%
Net investment income (loss)	2.81% H	1.04%	.26%	1.82%	2.65%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$49	$38	$51	$23	$47	$56
Portfolio turnover rate I	908% H	662%	1032%	741% J	680% J	363%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mortgage Securities Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$11.51	$11.65	$11.37	$10.80
Income from Investment Operations
Net investment income (loss) B,C	.147	.130	.047	.225	.245
Net realized and unrealized gain (loss)	(.428)	(1.275)	(.018)	.319	.589
Total from investment operations	(.281)	(1.145)	.029	.544	.834
Distributions from net investment income	(.139)	(.138)	(.046) D	(.264)	(.264)
Distributions from net realized gain	-	(.037)	(.123) D	-	-
Total distributions	(.139)	(.175)	(.169)	(.264)	(.264)
Net asset value, end of period	$9.77	$10.19	$11.51	$11.65	$11.37
Total Return E,F	(2.76)%	(10.03)%	.25%	4.85%	7.82%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.39% I
Expenses net of fee waivers, if any	.36% I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	2.99% I	1.19%	.41%	1.95%	2.76% I
Supplemental Data
Net assets, end of period (in millions)	$191	$86	$127	$52	$105
Portfolio turnover rate J	908% I	662%	1032%	741% K	680% K

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,502
Gross unrealized depreciation	(111,635)
Net unrealized appreciation (depreciation)	$(109,133)
Tax cost	$1,959,520

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24,323)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	$(80)	$57
Total Credit Risk	(80)	57
Interest Rate Risk
Futures Contracts	3,985	(1,197)
Swaps	(395)	(285)
Total Interest Rate Risk	3,590	(1,482)
Totals	$3,510	$(1,425)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	3,795,210	3,796,412
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$31	$2
Class M	- %	.25%	11	- A
Class C	.75%	.25%	12	1
			$54	$3
A In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	- B
Class C A	- B
$1

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$24.20
Class M	9.19
Class C	3.25
Fidelity Mortgage Securities Fund	424.10
Class I	37.18
Class Z	34.05
	$531

A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mortgage Securities Fund	$1	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$30

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five hundred dollars.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$288	$363
Class M	109	133
Class C	19	20
Fidelity Mortgage Securities Fund	11,666	13,387
Class I	548	570
Class Z	1,984	1,323
Total	$14,614	$15,796

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	93	222	$922	$2,386
Reinvestment of distributions	28	31	269	339
Shares redeemed	(578)	(490)	(5,693)	(5,331)
Net increase (decrease)	(457)	(237)	$(4,502)	$(2,606)
Class M
Shares sold	37	48	$355	$534
Reinvestment of distributions	11	12	107	131
Shares redeemed	(140)	(121)	(1,365)	(1,327)
Net increase (decrease)	(92)	(61)	$(903)	$(662)
Class C
Shares sold	15	51	$151	$543
Reinvestment of distributions	2	2	19	20
Shares redeemed	(49)	(111)	(479)	(1,195)
Net increase (decrease)	(32)	(58)	$(309)	$(632)
Fidelity Mortgage Securities Fund
Shares sold	52,432	48,456	$507,973	$520,157
Reinvestment of distributions	1,007	1,053	9,889	11,485
Shares redeemed	(41,269)	(54,483)	(396,853)	(592,911)
Net increase (decrease)	12,170	(4,974)	$121,009	$(61,269)
Class I
Shares sold	2,241	2,273	$22,240	$24,549
Reinvestment of distributions	54	50	530	542
Shares redeemed	(986)	(2,974)	(9,691)	(32,907)
Net increase (decrease)	1,309	(651)	$13,079	$(7,816)
Class Z
Shares sold	12,436	6,013	$123,939	$65,115
Reinvestment of distributions	189	109	1,853	1,187
Shares redeemed	(1,519)	(8,695)	(14,945)	(97,134)
Net increase (decrease)	11,106	(2,573)	$110,847	$(30,832)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity Advisor® Mortgage Securities Fund
Class A	.80%
Actual		$ 1,000	$ 971.20	$ 3.91
Hypothetical- B		$ 1,000	$ 1,020.83	$ 4.01
Class M	.80%
Actual		$ 1,000	$ 971.40	$ 3.91
Hypothetical- B		$ 1,000	$ 1,020.83	$ 4.01
Class C	1.61%
Actual		$ 1,000	$ 966.90	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.81	$ 8.05
Fidelity Advisor® Mortgage Securities Fund	.45%
Actual		$ 1,000	$ 972.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I	.54%
Actual		$ 1,000	$ 971.50	$ 2.64
Hypothetical- B		$ 1,000	$ 1,022.12	$ 2.71
Class Z	.36%
Actual		$ 1,000	$ 972.40	$ 1.76
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board . The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703540.125
AMOR-SANN-0423
Fidelity Advisor® Limited Term Bond Fund

Semi-Annual Report
February 28, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Foreign investments - 24.3%
Futures - 10.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 62.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	5,000,000	4,768,178
1.65% 2/1/28	12,588,000	10,694,232
NTT Finance Corp.:
0.583% 3/1/24 (b)	4,260,000	4,056,864
1.162% 4/3/26 (b)	8,933,000	7,888,042
1.591% 4/3/28 (b)	10,000,000	8,466,776
Verizon Communications, Inc.:
2.355% 3/15/32	6,779,000	5,329,326
3% 3/22/27	626,000	578,403
		41,781,821
Media - 0.2%
Comcast Corp. 3.95% 10/15/25	2,610,000	2,537,603
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,423,980
Magallanes, Inc.:
3.638% 3/15/25 (b)	1,048,000	999,626
3.755% 3/15/27 (b)	2,049,000	1,879,618
		6,840,827
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	5,568,000	5,280,363
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,100,000	9,254,761
3.5% 4/15/25	6,000,000	5,747,170
		20,282,294
TOTAL COMMUNICATION SERVICES		68,904,942
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 3.3%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,889,000	17,085,353
1.45% 3/2/26 (b)	6,948,000	6,235,284
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.7531% 11/17/23 (c)(d)	10,000,000	10,007,331
1.05% 3/8/24	2,306,000	2,202,501
1.25% 1/8/26	8,359,000	7,393,336
1.7% 8/18/23	10,000,000	9,812,237
2.35% 2/26/27	7,500,000	6,628,322
4.15% 6/19/23	5,231,000	5,211,013
6% 1/9/28	5,000,000	5,032,387
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	15,040,000	13,467,569
3.95% 6/6/25 (b)	3,270,000	3,161,760
		86,237,093
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	5,796,000	5,407,943
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	1,040,000	999,920
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,267,535
		3,267,455
Multiline Retail - 0.5%
Dollar General Corp.:
4.25% 9/20/24	4,000,000	3,929,675
4.625% 11/1/27	4,000,000	3,904,652
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,827,094
		13,661,421
Specialty Retail - 0.4%
AutoZone, Inc. 3.625% 4/15/25	545,000	525,860
Lowe's Companies, Inc. 4.4% 9/8/25	3,537,000	3,475,912
Ross Stores, Inc. 0.875% 4/15/26	7,357,000	6,437,955
		10,439,727
TOTAL CONSUMER DISCRETIONARY		119,013,639
CONSUMER STAPLES - 5.6%
Beverages - 1.0%
Constellation Brands, Inc. 3.6% 5/9/24	6,000,000	5,878,259
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000,000	9,512,405
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	9,782,379
		25,173,043
Food & Staples Retailing - 1.0%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	7,321,000	6,992,950
0.95% 2/10/26 (b)	7,891,000	6,952,365
1.3% 2/10/28 (b)	3,614,000	2,998,559
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	9,342,000	8,678,973
		25,622,847
Food Products - 1.6%
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	5,515,000	4,825,956
JDE Peet's BV:
0.8% 9/24/24 (b)	8,000,000	7,363,381
1.375% 1/15/27 (b)	10,440,000	8,879,135
McCormick & Co., Inc. 0.9% 2/15/26	15,000,000	13,178,055
Mondelez International, Inc. 2.125% 3/17/24	8,500,000	8,234,601
		42,481,128
Tobacco - 2.0%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	940,222
BAT Capital Corp. 3.222% 8/15/24	7,000,000	6,746,248
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	13,320,868
3.95% 6/15/25 (b)	5,000,000	4,832,948
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	8,250,000	7,914,979
4.25% 7/21/25 (b)	13,000,000	12,497,738
Philip Morris International, Inc.:
0.875% 5/1/26	4,502,000	3,937,335
1.5% 5/1/25	3,501,000	3,238,817
		53,429,155
TOTAL CONSUMER STAPLES		146,706,173
ENERGY - 4.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	1,898,000	1,839,136
2.061% 12/15/26	1,781,000	1,591,928
		3,431,064
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,387,274
ConocoPhillips Co. 2.4% 3/7/25	3,533,000	3,345,647
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	8,779,873
2.15% 2/16/24	1,379,000	1,335,148
2.5% 2/14/25	1,440,000	1,359,669
Energy Transfer LP:
2.9% 5/15/25	7,150,000	6,747,741
4.2% 9/15/23	1,441,000	1,431,128
4.25% 3/15/23	6,314,000	6,311,869
4.5% 4/15/24	570,000	562,610
Enterprise Products Operating LP 5.05% 1/10/26	4,095,000	4,086,542
EQT Corp. 5.678% 10/1/25	5,584,000	5,510,934
Equinor ASA:
1.75% 1/22/26	1,120,000	1,022,307
2.875% 4/6/25	7,000,000	6,695,373
Hess Corp. 4.3% 4/1/27	4,500,000	4,307,476
MPLX LP:
1.75% 3/1/26	15,044,000	13,453,325
4.5% 7/15/23	856,000	852,950
Occidental Petroleum Corp. 2.9% 8/15/24	6,061,000	5,803,408
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,477,366
6.5% 3/13/27	12,000,000	10,864,800
Phillips 66 Co.:
1.3% 2/15/26	6,892,000	6,143,684
3.85% 4/9/25	7,000,000	6,795,235
The Williams Companies, Inc. 5.4% 3/2/26	1,334,000	1,334,063
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,308,280
		107,916,702
TOTAL ENERGY		111,347,766
FINANCIALS - 31.9%
Banks - 18.2%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	8,114,000	7,004,885
Banco Santander SA 1.722% 9/14/27 (c)	5,000,000	4,309,175
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	11,000,000	10,234,390
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	7,000,000	6,926,855
1.197% 10/24/26 (c)	13,673,000	12,166,804
1.319% 6/19/26 (c)	16,000,000	14,513,280
1.734% 7/22/27 (c)	7,174,000	6,318,725
4.2% 8/26/24	5,750,000	5,638,803
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,814,450
2.279% 11/24/27 (c)	5,000,000	4,398,896
2.852% 5/7/26 (c)	18,848,000	17,647,245
3.932% 5/7/25 (c)	4,000,000	3,893,269
4.338% 5/16/24 (c)	5,045,000	5,025,839
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	7,417,000	6,567,044
2.219% 6/9/26 (b)(c)	8,627,000	7,967,944
BPCE SA:
1.652% 10/6/26 (b)(c)	20,000,000	17,880,797
2.045% 10/19/27 (b)(c)	6,865,000	5,986,393
Capital One NA 2.28% 1/28/26 (c)	7,000,000	6,569,649
Citigroup, Inc.:
0.981% 5/1/25 (c)	5,320,000	5,024,224
2.014% 1/25/26 (c)	7,350,000	6,854,456
3.106% 4/8/26 (c)	10,000,000	9,496,266
4.4% 6/10/25	3,018,000	2,952,920
5.61% 9/29/26 (c)	4,000,000	4,000,027
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	4,643,000	4,050,344
1.605% 3/30/28 (b)(c)	9,570,000	8,176,394
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	815,000	810,139
HSBC Holdings PLC:
1.589% 5/24/27 (c)	10,000,000	8,748,178
1.645% 4/18/26 (c)	6,567,000	6,016,049
3.803% 3/11/25 (c)	5,000,000	4,894,950
3.95% 5/18/24 (c)	3,000,000	2,986,688
5.21% 8/11/28 (c)	4,327,000	4,231,118
ING Groep NV 1.726% 4/1/27 (c)	4,192,000	3,720,882
Intesa Sanpaolo SpA:
3.25% 9/23/24 (b)	14,000,000	13,335,420
5.71% 1/15/26 (b)	5,031,000	4,815,734
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	7,855,000	7,368,946
1.045% 11/19/26 (c)	15,000,000	13,284,597
1.47% 9/22/27 (c)	10,000,000	8,669,205
2.083% 4/22/26 (c)	25,219,000	23,417,817
2.956% 5/13/31 (c)	12,053,000	10,122,169
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	5,000,000	4,944,398
2.438% 2/5/26 (c)	2,636,000	2,471,628
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	7,267,004
1.538% 7/20/27 (c)	10,000,000	8,748,746
1.64% 10/13/27 (c)	5,000,000	4,338,169
2.193% 2/25/25	7,200,000	6,745,968
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,495,000	17,035,207
1.234% 5/22/27 (c)	10,000,000	8,668,965
NatWest Group PLC:
2.359% 5/22/24 (c)	4,223,000	4,186,083
4.519% 6/25/24 (c)	10,962,000	10,902,866
NatWest Markets PLC 0.8% 8/12/24 (b)	5,141,000	4,789,301
Rabobank Nederland 1.98% 12/15/27 (b)(c)	7,500,000	6,534,713
Regions Financial Corp. 2.25% 5/18/25	3,135,000	2,930,217
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	2,768,000	2,410,878
3.45% 6/2/25	5,700,000	5,420,200
5.807% 9/9/26 (c)	3,000,000	2,999,461
Societe Generale:
1.488% 12/14/26 (b)(c)	7,870,000	6,972,509
1.792% 6/9/27 (b)(c)	6,750,000	5,898,429
2.625% 10/16/24 (b)	1,530,000	1,452,409
3.875% 3/28/24 (b)	6,015,000	5,892,787
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	10,000,000	8,678,840
1.474% 7/8/25	10,000,000	9,099,091
SVB Financial Group 3.125% 6/5/30	3,077,000	2,596,044
Wells Fargo & Co.:
2.164% 2/11/26 (c)	10,000,000	9,345,730
2.188% 4/30/26 (c)	5,000,000	4,648,907
2.406% 10/30/25 (c)	14,000,000	13,279,179
4.3% 7/22/27	7,000,000	6,771,985
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,710,000	1,512,303
		477,382,983
Capital Markets - 6.4%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,301,813
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	10,000,000	8,058,391
2.593% 9/11/25 (b)(c)	4,805,000	4,353,545
6.373% 7/15/26 (b)(c)	4,500,000	4,233,245
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,800,126
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,899,000	2,731,637
1.447% 4/1/25 (c)	6,811,000	6,447,371
2.129% 11/24/26 (c)	14,479,000	12,976,666
2.222% 9/18/24 (c)	22,621,000	22,112,060
2.311% 11/16/27 (c)	7,028,000	6,102,076
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	4,500,000	4,373,862
1.757% 1/24/25 (c)	5,000,000	4,812,677
2.64% 2/24/28 (c)	5,000,000	4,467,975
3.272% 9/29/25 (c)	5,000,000	4,806,901
Intercontinental Exchange, Inc. 4% 9/15/27	7,139,000	6,938,251
Moody's Corp. 4.875% 2/15/24	4,000,000	3,973,887
Morgan Stanley:
0.79% 5/30/25 (c)	10,000,000	9,364,423
0.791% 1/22/25 (c)	11,500,000	10,996,809
2.188% 4/28/26 (c)	5,000,000	4,660,308
2.72% 7/22/25 (c)	3,953,000	3,790,374
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	10,918,046
S&P Global, Inc. 2.45% 3/1/27 (b)	7,508,000	6,833,495
State Street Corp. 2.901% 3/30/26 (c)	305,000	290,407
UBS AG London Branch:
1.25% 6/1/26 (b)	8,000,000	7,043,496
1.375% 1/13/25 (b)	5,000,000	4,644,587
		167,032,428
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	5,760,000	5,343,418
1.75% 1/30/26	7,095,000	6,271,802
2.45% 10/29/26	2,102,000	1,853,064
4.875% 1/16/24	1,481,000	1,466,444
Ally Financial, Inc. 5.125% 9/30/24	9,760,000	9,674,705
Capital One Financial Corp.:
1.343% 12/6/24 (c)	5,000,000	4,819,143
1.878% 11/2/27 (c)	7,000,000	6,117,113
5.468% 2/1/29 (c)	1,983,000	1,946,833
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,595,504
3.375% 11/13/25	8,000,000	7,368,560
Hyundai Capital America 1% 9/17/24 (b)	9,737,000	9,059,874
John Deere Capital Corp. 3.4% 6/6/25	5,076,000	4,896,861
Synchrony Financial:
4.25% 8/15/24	2,551,000	2,489,383
4.375% 3/19/24	4,922,000	4,853,689
		70,756,393
Diversified Financial Services - 2.3%
AIG Global Funding 0.9% 9/22/25 (b)	7,000,000	6,269,480
Athene Global Funding:
0.95% 1/8/24 (b)	8,877,000	8,531,223
1% 4/16/24 (b)	8,000,000	7,523,559
1.73% 10/2/26 (b)	5,000,000	4,305,429
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	7,957,014
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,653,881
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	943,000	901,979
3.65% 4/5/27 (b)	1,345,000	1,254,948
GA Global Funding Trust 1.25% 12/8/23 (b)	9,500,000	9,173,350
Jackson Financial, Inc.:
1.125% 11/22/23	10,000,000	9,691,621
5.17% 6/8/27	1,397,000	1,383,185
		60,645,669
Insurance - 2.3%
American International Group, Inc. 2.5% 6/30/25	3,334,000	3,138,214
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,462,858
Equitable Financial Life Global Funding:
1.4% 8/27/27 (b)	15,000,000	12,571,332
1.7% 11/12/26 (b)	5,000,000	4,357,028
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,005,256
Guardian Life Global Funding:
1.1% 6/23/25 (b)	7,850,000	7,091,453
1.4% 7/6/27 (b)	8,010,000	6,880,352
Pacific Life Global Funding II 1.2% 6/24/25 (b)	4,494,000	4,066,131
Pricoa Global Funding I 2.4% 9/23/24 (b)	6,476,000	6,169,341
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,880,145
RGA Global Funding 2% 11/30/26 (b)	3,680,000	3,249,378
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,741,375
		61,612,863
TOTAL FINANCIALS		837,430,336
HEALTH CARE - 2.9%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 3/2/28 (e)	1,478,000	1,472,152
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,701,144
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,647,115
		8,348,259
Health Care Providers & Services - 0.6%
Cigna Group 0.613% 3/15/24	2,410,000	2,294,746
CVS Health Corp. 5% 2/20/26	8,000,000	7,955,951
HCA Holdings, Inc. 3.125% 3/15/27 (b)	7,100,000	6,460,741
		16,711,438
Life Sciences Tools & Services - 0.7%
PerkinElmer, Inc. 0.85% 9/15/24	10,160,000	9,453,415
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	10,000,000	9,371,024
		18,824,439
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	5,000,000	4,857,331
4.25% 12/15/25 (b)	10,500,000	10,155,552
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,757,058
Elanco Animal Health, Inc. 5.772% 8/28/23	552,000	549,979
GSK Consumer Healthcare Capital 3.125% 3/24/25	8,600,000	8,177,329
Viatris, Inc. 1.65% 6/22/25	480,000	436,930
		30,934,179
TOTAL HEALTH CARE		76,290,467
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.6%
Raytheon Technologies Corp. 5% 2/27/26	3,801,000	3,795,299
The Boeing Co.:
1.95% 2/1/24	10,390,000	10,034,514
4.875% 5/1/25	3,000,000	2,958,003
		16,787,816
Airlines - 0.4%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,992,349	3,586,953
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,233,291
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,935,124	2,629,216
		11,449,460
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	548,000	514,673
Commercial Services & Supplies - 0.5%
Republic Services, Inc. 0.875% 11/15/25	15,000,000	13,297,319
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	6,309,000	6,004,057
1.2% 3/11/26 (b)	6,674,000	5,944,992
		11,949,049
Machinery - 1.0%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	3,204,000	2,996,998
2% 12/14/26 (b)	5,000,000	4,423,981
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,530,015
Parker Hannifin Corp.:
3.65% 6/15/24	4,750,000	4,643,308
4.25% 9/15/27	3,086,000	2,952,419
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	5,900,000	5,812,409
		27,359,130
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,858,823
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	3,555,000	3,387,626
0.8% 8/18/24	4,323,000	4,013,740
2.2% 1/15/27	3,565,000	3,132,058
4.25% 2/1/24	2,597,000	2,560,282
		13,093,706
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	7,180,000	6,678,170
3.95% 7/1/24 (b)	955,000	923,457
5.5% 1/15/26 (b)	2,089,000	2,021,494
		9,623,121
TOTAL INDUSTRIALS		105,933,097
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.3%
Amphenol Corp. 3.2% 4/1/24	896,000	874,399
Dell International LLC/EMC Corp.:
5.25% 2/1/28	2,164,000	2,129,475
5.45% 6/15/23	4,693,000	4,689,710
		7,693,584
IT Services - 0.1%
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	1,943,323
The Western Union Co. 2.85% 1/10/25	1,242,000	1,179,596
		3,122,919
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	12,712,510
Microchip Technology, Inc. 0.983% 9/1/24	5,060,000	4,726,697
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,679,513
		23,118,720
Software - 0.7%
Oracle Corp.:
1.65% 3/25/26	3,618,000	3,234,129
5.8% 11/10/25	7,000,000	7,082,742
VMware, Inc.:
1% 8/15/24	6,564,000	6,133,118
1.4% 8/15/26	2,882,000	2,488,961
		18,938,950
TOTAL INFORMATION TECHNOLOGY		52,874,173
MATERIALS - 0.9%
Chemicals - 0.9%
Celanese U.S. Holdings LLC 5.9% 7/5/24	7,600,000	7,591,282
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,199,818
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,536,115
Nutrien Ltd. 5.9% 11/7/24	3,688,000	3,707,687
		23,034,902
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,163,180
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,864,924
Crown Castle International Corp. 1.35% 7/15/25	566,000	514,062
ERP Operating LP 3.375% 6/1/25	3,000,000	2,873,193
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	577,275
Kimco Realty Op LLC 3.3% 2/1/25	5,500,000	5,271,372
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,632,301
Omega Healthcare Investors, Inc. 4.375% 8/1/23	1,211,000	1,203,921
Realty Income Corp. 2.2% 6/15/28	456,000	393,648
SITE Centers Corp. 4.25% 2/1/26	1,865,000	1,767,340
Spirit Realty LP 2.1% 3/15/28	5,695,000	4,717,925
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,504,919
3% 1/15/30	4,013,000	3,411,019
3.5% 4/15/24	2,140,000	2,081,633
Vornado Realty LP 2.15% 6/1/26	1,017,000	871,361
Welltower Op 3.625% 3/15/24	4,035,000	3,951,461
		38,799,534
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 4.1% 10/1/24	372,000	357,754
TOTAL REAL ESTATE		39,157,288
UTILITIES - 2.8%
Electric Utilities - 1.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,714,793
Duke Energy Corp. 4.3% 3/15/28	4,484,000	4,282,449
Edison International 2.95% 3/15/23	730,000	729,209
Exelon Corp. 2.75% 3/15/27	681,000	617,415
FirstEnergy Corp.:
1.6% 1/15/26	606,000	539,669
2.05% 3/1/25	3,271,000	3,051,351
Florida Power & Light Co. 2.85% 4/1/25	1,508,000	1,443,684
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,115,000	1,076,948
Southern Co. 0.6% 2/26/24	3,789,000	3,608,061
Tampa Electric Co. 3.875% 7/12/24	4,358,000	4,257,053
Vistra Operations Co. LLC 5% 7/31/27 (b)	10,000,000	9,289,550
		31,610,182
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,102,927
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,365,951
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	3,878,590
		8,244,541
Multi-Utilities - 1.2%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,105,124
3.071% 8/15/24 (c)	5,000,000	4,821,664
DTE Energy Co. 4.22% 11/1/24	8,200,000	8,019,815
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,590,256
2.95% 9/1/29	3,000,000	2,589,277
Sempra Energy 3.3% 4/1/25	3,298,000	3,156,769
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	454,000	387,816
5% 9/27/25	2,810,000	2,784,953
		31,455,674
TOTAL UTILITIES		72,413,324
TOTAL NONCONVERTIBLE BONDS (Cost $1,793,530,006)		1,653,106,107

U.S. Treasury Obligations - 11.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.5% 10/31/27	33,950,700	28,648,555
0.875% 6/30/26	72,750,400	64,838,794
1.25% 12/31/26	89,078,600	79,429,578
1.5% 1/31/27	10,000,000	8,986,719
4.125% 10/31/27 (f)	103,000,000	102,485,004
4.5% 11/30/24	25,000,000	24,819,336
TOTAL U.S. TREASURY OBLIGATIONS (Cost $322,722,749)		309,207,986

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,708,962	4,625,105
6.5% 7/1/32 to 8/1/36	105,666	109,481
7% 8/1/28 to 6/1/33	70,614	74,108
7.5% to 7.5% 11/1/26 to 2/1/28	14,879	15,292
8.5% 9/1/25	414	421
TOTAL FANNIE MAE		4,824,407
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	8,195	8,459
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	14,305	14,603
7.5% 2/15/28 to 10/15/28	1,849	1,906
8% 6/15/24	7	8
TOTAL GINNIE MAE		16,517
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,255,778)		4,849,383

Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	2,170,043	1,678,263
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,764,835	2,425,709
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,067,797	4,272,338
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.8753% 7/22/32 (b)(c)(d)	10,230,000	10,099,905
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	10,545,000	10,413,177
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.8276% 1/17/32 (b)(c)(d)	5,000,000	4,960,965
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	4,504,000	4,503,274
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	9,667,000	9,254,181
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	688,754	567,347
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.742% 2/25/35 (c)(d)	91,295	90,095
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,058,813	3,433,644
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	5,000,000	4,835,014
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	6,636,007	6,406,777
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,510,110	3,211,750
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	2,685,000	2,647,335
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.8924% 7/15/33 (b)(c)(d)	11,007,000	10,840,376
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.7846% 7/27/30 (b)(c)(d)	9,339,325	9,241,692
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	7,135,000	6,947,992
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,850,000	10,343,166
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	853,450	849,619
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,001,666	2,956,212
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,942,686	2,849,867
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	9,586,000	9,498,461
Enterprise Fleet Financing Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,867,000	4,870,042
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	486,158	484,521
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,009,075	2,948,906
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,597,547	1,552,692
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,280,000	1,257,096
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (b)	14,774,000	13,256,950
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,656,000	12,338,432
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,438,000	3,365,644
Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,860,000	7,633,377
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,032,437	877,563
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.8153% 1/22/31 (b)(c)(d)	8,045,000	7,969,305
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	742,496	735,719
Series 2022-1A Class A, 1.36% 4/15/32 (b)	2,005,809	1,981,038
Series 2022-2A Class A, 4.25% 8/15/32 (b)	3,935,396	3,886,267
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	370,129	358,188
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,710,944	1,682,589
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.7924% 7/17/32 (b)(c)(d)	10,020,000	9,879,309
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	9,803,000	9,160,691
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.7153% 5/20/29 (b)(c)(d)	6,786,667	6,736,473
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 5.6819% 4/15/30 (b)(c)(d)	8,305,741	8,212,019
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.862% 1/25/36 (c)(d)	36,495	35,754
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,398,736	4,883,294
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,905,000	4,844,783
Santander Retail Auto Lease Trust Series 2020-B Class A3, 0.57% 4/22/24 (b)	5,980,315	5,904,802
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	5,409,781	4,361,837
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,626,860
1.884% 7/15/50 (b)	1,204,000	1,065,806
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	12,427,433	10,678,249
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	3,316,000	3,314,683
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	7,582,000	7,489,348
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.8124% 1/15/34 (b)(c)(d)	9,700,000	9,602,796
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.8366% 11/18/30 (b)(c)(d)	10,012,304	9,923,214
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.477% 9/25/34 (c)(d)	1,693	1,626
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	3,961,000	3,632,812
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.3484% 4/6/42 (b)(c)(d)	304,000	231,712
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	732,633	725,243
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,682,104	1,651,903
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,944,529	2,869,952
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,736,492	3,633,591
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,246,600	1,180,315
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	5,324,214	4,977,704
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	6,821,819	6,223,568
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	7,466,000	7,050,103
Class B, 0.69% 5/20/27	8,000,000	7,517,723
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.7424% 4/17/30 (b)(c)(d)	8,718,575	8,634,458
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	885,340	883,961
TOTAL ASSET-BACKED SECURITIES (Cost $351,167,225)		335,460,077

Collateralized Mortgage Obligations - 3.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.8%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	3,141,208	2,931,927
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	5,934,360	4,984,421
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,128,019	1,075,518
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,832,821	3,314,293
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,769,888	1,662,298
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,369,687	1,325,287
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,796,582	1,704,632
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,276,580	2,136,202
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,438,082	1,389,949
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	848,108	823,957
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	919,763	893,674
CSMC 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	8,299,264	7,630,722
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	1,025,229	886,626
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	5,024,460	4,849,130
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	3,229,496	2,803,248
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	7,012,953	6,300,888
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	1,282,592	1,183,511
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,506,869	2,247,753
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,575,521	2,283,851
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,491,719	2,389,381
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	6,326,774	5,651,041
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	4,864,485	4,580,520
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,043,381	913,323
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,380,297	1,216,862
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	4,282,778	3,920,882
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,661,130	2,510,324
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,150,002	1,109,210
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	496	443
TOTAL PRIVATE SPONSOR		72,719,873
U.S. Government Agency - 0.7%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,672,527	1,533,665
Series 2019-33 Class N, 3% 3/25/48	5,998,195	5,571,581
Series 2015-28 Class JE, 3% 5/25/45	1,179,103	1,106,608
Series 2018-3 Class LP, 3% 2/25/47	4,421,301	4,094,147
Series 2019-59 Class AB, 2.5% 10/25/39	1,945,667	1,742,159
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,885,904	2,638,305
sequential payer Series 4873 Class CA, 4% 7/15/47	1,906,901	1,853,915
Series 3949 Class MK, 4.5% 10/15/34	46,830	46,134
Series 4472 Class WL, 3% 5/15/45	549,639	514,984
TOTAL U.S. GOVERNMENT AGENCY		19,101,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $100,753,444)		91,821,371

Commercial Mortgage Securities - 7.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (b)(c)(d)	2,178,000	2,146,130
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,612,630
BANK Series 2021-BN33 Class XA, 1.0572% 5/15/64 (c)(g)	20,577,273	1,184,399
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	6,022,753	5,804,084
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	2,212,228	2,167,962
Series 2019-B14 Class XA, 0.7766% 12/15/62 (c)(g)	24,594,490	761,384
Series 2020-B17 Class XA, 1.4159% 3/15/53 (c)(g)	49,353,571	2,924,209
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (b)(c)(d)	5,047,000	4,771,061
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (b)(c)(d)	7,152,000	7,022,283
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (b)(c)(d)	4,501,000	4,398,350
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (b)(c)(d)	4,000,000	3,914,780
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 5.5754% 2/15/39 (b)(c)(d)	5,120,999	5,044,865
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.438% 11/15/38 (b)(c)(d)	4,360,000	4,286,301
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.2239% 10/15/26 (b)(c)(d)	4,085,000	3,985,456
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (b)(c)(d)	1,624,000	1,620,950
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (b)(c)(d)	614,000	603,179
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (b)(c)(d)	5,003,679	4,978,540
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.3765% 1/15/34 (b)(c)(d)	1,898,915	1,869,203
Series 2021-SOAR Class A, 5.258% 6/15/38 (b)(c)	4,309,356	4,233,197
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,646,961	5,951,094
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,347,640	4,643,845
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (b)(c)(d)	1,313,000	1,293,215
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (b)(c)(d)	4,627,061	4,496,967
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	346,971	342,331
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,437,139	1,385,174
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7:
Class A4, 3.213% 3/10/46	217,945	217,633
Class AM, 3.314% 3/10/46 (b)	1,343,000	1,337,683
Series 2015-CR22 Class ASB, 3.144% 3/10/48	810,036	791,546
Series 2015-CR23 Class ASB, 3.257% 5/10/48	663,965	647,092
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,298,091
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,731,000	2,684,044
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (b)(c)(d)	4,987,591	4,962,551
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,148,147	1,929,828
Series 2018-SITE Class A, 4.284% 4/15/36 (b)	1,635,000	1,567,154
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,876,106	2,792,676
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (b)(c)(d)	6,073,000	5,913,209
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (b)(c)(d)	2,043,170	2,012,447
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (b)(c)(d)	2,682,000	2,543,751
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	111,335	110,400
Series 2014-GC20 Class AAB, 3.655% 4/10/47	168,538	166,261
Series 2014-GC26 Class AAB, 3.365% 11/10/47	1,096,915	1,073,612
Series 2015-GC28 Class AAB, 3.206% 2/10/48	835,920	814,963
Series 2015-GC30 Class A4, 3.382% 5/10/50	3,541,000	3,368,165
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (b)(c)	4,079,626	4,019,203
Series 2013-GC13 Class A/S, 4.0794% 7/10/46 (b)(c)	9,739,000	9,669,099
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	1,874,090
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	148,285	147,193
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,537,000	2,463,325
Series 2014-C25 Class ASB, 3.4074% 11/15/47	631,360	617,812
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	6,516,939
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	244,696	244,183
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.838% 9/15/29 (b)(c)(d)	2,132,634	2,026,783
Series 2013-C16 Class A/S, 4.5169% 12/15/46	8,570,171	8,442,998
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,437,200
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 3/15/38 (b)(c)(d)	3,997,740	3,925,261
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.288% 7/15/38 (b)(c)(d)	2,266,000	2,219,267
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1567% 8/15/46 (c)	1,443,000	1,428,287
Series 2014-C15 Class ASB, 3.654% 4/15/47	375,017	371,376
Series 2014-C19 Class ASB, 3.326% 12/15/47	3,777,811	3,704,315
Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,383,780
Series 2014-C17 Class ASB, 3.477% 8/15/47	1,512,192	1,489,315
Series 2015-C22 Class ASB, 3.04% 4/15/48	425,050	412,998
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,575,806
Series 2021-L6 Class XA, 1.227% 6/15/54 (c)(g)	7,092,751	442,396
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.072% 10/15/36 (b)(c)(d)	6,949,694	6,747,775
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (b)(c)(d)	4,056,000	3,968,573
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,183,807	1,153,337
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,170,506	3,070,760
Series 2015-NXS3 Class ASB, 3.371% 9/15/57	538,356	518,779
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,939,283	2,832,779
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C16 Class ASB, 3.963% 9/15/46	89,453	88,991
Series 2014-C22 Class ASB, 3.464% 9/15/57	1,673,819	1,640,999
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $210,638,855)		199,106,314

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,160,143
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	721,364	720,343
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,291,361
TOTAL MUNICIPAL SECURITIES (Cost $6,482,127)		6,171,847

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,511,307)	3,525,000	3,060,802

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,781,820
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c)	6,655,000	6,334,188
TOTAL BANK NOTES (Cost $10,810,954)		10,116,008

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h) (Cost $13,142,733)	13,140,105	13,142,733

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,818,015,178)	2,626,042,628
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,399,908
NET ASSETS - 100.0%	2,629,442,536

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	529	Jun 2023	107,771,352	(244,873)	(244,873)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,610	Jun 2023	172,358,047	(217,064)	(217,064)

TOTAL PURCHASED					(461,937)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	96	Jun 2023	10,719,000	(9,203)	(9,203)

TOTAL FUTURES CONTRACTS					(471,140)
The notional amount of futures purchased as a percentage of Net Assets is 10.7%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $261,808,957.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $952,310,505 or 36.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,617,385.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	3,289,901	387,770,314	377,917,482	242,232	-	-	13,142,733	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	-	72,522,717	72,522,717	5,246	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	37,677	-	37,281	104	(7,205)	6,809	-	0.0%
Total	3,327,578	460,293,031	450,477,480	247,582	(7,205)	6,809	13,142,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,653,106,107	-	1,653,106,107	-

U.S. Government and Government Agency Obligations	309,207,986	-	309,207,986	-

U.S. Government Agency - Mortgage Securities	4,849,383	-	4,849,383	-

Asset-Backed Securities	335,460,077	-	335,460,077	-

Collateralized Mortgage Obligations	91,821,371	-	91,821,371	-

Commercial Mortgage Securities	199,106,314	-	199,106,314	-

Municipal Securities	6,171,847	-	6,171,847	-

Foreign Government and Government Agency Obligations	3,060,802	-	3,060,802	-

Bank Notes	10,116,008	-	10,116,008	-

Money Market Funds	13,142,733	13,142,733	-	-
Total Investments in Securities:	2,626,042,628	13,142,733	2,612,899,895	-
Derivative Instruments:

Liabilities
Futures Contracts	(471,140)	(471,140)	-	-
Total Liabilities	(471,140)	(471,140)	-	-
Total Derivative Instruments:	(471,140)	(471,140)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(471,140)
Total Interest Rate Risk	0	(471,140)
Total Value of Derivatives	0	(471,140)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,804,872,445)	$2,612,899,895
Fidelity Central Funds (cost $13,142,733)	13,142,733

Total Investment in Securities (cost $2,818,015,178)		$2,626,042,628
Receivable for investments sold		19,848,062
Receivable for fund shares sold		1,239,570
Interest receivable		15,486,074
Distributions receivable from Fidelity Central Funds		21,329
Receivable from investment adviser for expense reductions		10,006
Other receivables		19
Total assets		2,662,647,688
Liabilities
Payable for investments purchased
Regular delivery	$24,101,923
Delayed delivery	1,475,428
Payable for fund shares redeemed	5,785,057
Distributions payable	654,857
Accrued management fee	663,531
Distribution and service plan fees payable	115,384
Payable for daily variation margin on futures contracts	29,477
Other affiliated payables	379,478
Other payables and accrued expenses	17
Total Liabilities		33,205,152
Net Assets		$2,629,442,536
Net Assets consist of:
Paid in capital		$2,884,599,159
Total accumulated earnings (loss)		(255,156,623)
Net Assets		$2,629,442,536

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($332,504,302 ÷ 30,777,848 shares) (a)		$10.80
Maximum offering price per share (100/97.25 of $10.80)		$11.11
Class M :
Net Asset Value and redemption price per share ($109,549,874 ÷ 10,134,311 shares) (a)		$10.81
Maximum offering price per share (100/97.25 of $10.81)		$11.12
Class C :
Net Asset Value and offering price per share ($26,066,015 ÷ 2,418,376 shares) (a)		$10.78
Fidelity Limited Term Bond Fund :
Net Asset Value , offering price and redemption price per share ($1,408,446,834 ÷ 130,036,584 shares)		$10.83
Class I :
Net Asset Value , offering price and redemption price per share ($579,652,326 ÷ 53,506,910 shares)		$10.83
Class Z :
Net Asset Value , offering price and redemption price per share ($173,223,185 ÷ 15,993,432 shares)		$10.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$35,047,211
Income from Fidelity Central Funds (including $5,246 from security lending)		247,582
Total Income		35,294,793
Expenses
Management fee	$4,130,195
Transfer agent fees	1,621,754
Distribution and service plan fees	712,232
Fund wide operations fee	712,207
Independent trustees' fees and expenses	5,518
Total expenses before reductions	7,181,906
Expense reductions	(40,334)
Total expenses after reductions		7,141,572
Net Investment income (loss)		28,153,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,595,155)
Fidelity Central Funds	(7,205)
Futures contracts	(10,770,185)
Total net realized gain (loss)		(38,372,545)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,070,840
Fidelity Central Funds	6,809
Futures contracts	1,219,103
Total change in net unrealized appreciation (depreciation)		10,296,752
Net gain (loss)		(28,075,793)
Net increase (decrease) in net assets resulting from operations		$77,428
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,153,221	$44,087,163
Net realized gain (loss)	(38,372,545)	(27,625,177)
Change in net unrealized appreciation (depreciation)	10,296,752	(255,392,119)
Net increase (decrease) in net assets resulting from operations	77,428	(238,930,133)
Distributions to shareholders	(27,672,818)	(51,016,977)
Share transactions - net increase (decrease)	(323,251,656)	(800,198,256)
Total increase (decrease) in net assets	(350,847,046)	(1,090,145,366)

Net Assets
Beginning of period	2,980,289,582	4,070,434,948
End of period	$2,629,442,536	$2,980,289,582

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$11.83	$11.97	$11.67	$11.28	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.097	.116	.132	.227	.252	.206
Net realized and unrealized gain (loss)	(.102)	(.910)	(.085)	.299	.386	(.264)
Total from investment operations	(.005)	(.794)	.047	.526	.638	(.058)
Distributions from net investment income	(.095)	(.112)	(.129)	(.226)	(.248)	(.202)
Distributions from net realized gain	-	(.024)	(.058)	-	-	-
Total distributions	(.095)	(.136)	(.187)	(.226)	(.248)	(.202)
Net asset value, end of period	$10.80	$10.90	$11.83	$11.97	$11.67	$11.28
Total Return C,D,E	(.04)%	(6.75)%	.40%	4.56%	5.73%	(.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.76% H	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	1.81% H	1.02%	1.11%	1.94%	2.21%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$332,504	$365,178	$445,468	$368,675	$277,002	$247,562
Portfolio turnover rate I	25% H	29%	81%	54%	29%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$11.83	$11.97	$11.68	$11.28	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.097	.115	.132	.227	.251	.205
Net realized and unrealized gain (loss)	(.092)	(.909)	(.085)	.288	.396	(.264)
Total from investment operations	.005	(.794)	.047	.515	.647	(.059)
Distributions from net investment income	(.095)	(.112)	(.129)	(.225)	(.247)	(.201)
Distributions from net realized gain	-	(.024)	(.058)	-	-	-
Total distributions	(.095)	(.136)	(.187)	(.225)	(.247)	(.201)
Net asset value, end of period	$10.81	$10.90	$11.83	$11.97	$11.68	$11.28
Total Return C,D,E	.05%	(6.75)%	.40%	4.47%	5.81%	(.51)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76% H	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.76% H	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.81% H	1.01%	1.11%	1.93%	2.21%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$109,550	$118,756	$161,105	$167,201	$167,670	$158,027
Portfolio turnover rate I	25% H	29%	81%	54%	29%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.87	$11.80	$11.94	$11.65	$11.25	$11.51
Income from Investment Operations
Net investment income (loss) A,B	.055	.027	.039	.134	.162	.117
Net realized and unrealized gain (loss)	(.092)	(.908)	(.084)	.289	.396	(.264)
Total from investment operations	(.037)	(.881)	(.045)	.423	.558	(.147)
Distributions from net investment income	(.053)	(.025)	(.037)	(.133)	(.158)	(.113)
Distributions from net realized gain	-	(.024)	(.058)	-	-	-
Total distributions	(.053)	(.049)	(.095)	(.133)	(.158)	(.113)
Net asset value, end of period	$10.78	$10.87	$11.80	$11.94	$11.65	$11.25
Total Return C,D,E	(.34)%	(7.49)%	(.38)%	3.66%	5.01%	(1.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54% H	1.53%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.54% H	1.53%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.54% H	1.53%	1.53%	1.54%	1.54%	1.53%
Net investment income (loss)	1.02% H	.24%	.33%	1.15%	1.42%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$26,066	$31,080	$45,658	$54,337	$47,710	$63,105
Portfolio turnover rate I	25% H	29%	81%	54%	29%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Limited Term Bond Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.86	$12.00	$11.70	$11.31	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.113	.150	.168	.263	.287	.241
Net realized and unrealized gain (loss)	(.101)	(.909)	(.085)	.299	.386	(.254)
Total from investment operations	.012	(.759)	.083	.562	.673	(.013)
Distributions from net investment income	(.112)	(.147)	(.165)	(.262)	(.283)	(.237)
Distributions from net realized gain	-	(.024)	(.058)	-	-	-
Total distributions	(.112)	(.171)	(.223)	(.262)	(.283)	(.237)
Net asset value, end of period	$10.83	$10.93	$11.86	$12.00	$11.70	$11.31
Total Return C,D	.12%	(6.45)%	.70%	4.87%	6.04%	(.10)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.11% G	1.32%	1.41%	2.24%	2.52%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,408,447	$1,593,604	$2,245,757	$2,078,737	$1,563,504	$1,333,186
Portfolio turnover rate H	25% G	29%	81%	54%	29%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.86	$12.00	$11.70	$11.31	$11.57
Income from Investment Operations
Net investment income (loss) A,B	.111	.145	.162	.257	.282	.236
Net realized and unrealized gain (loss)	(.102)	(.910)	(.084)	.299	.386	(.264)
Total from investment operations	.009	(.765)	.078	.556	.668	(.028)
Distributions from net investment income	(.109)	(.141)	(.160)	(.256)	(.278)	(.232)
Distributions from net realized gain	-	(.024)	(.058)	-	-	-
Total distributions	(.109)	(.165)	(.218)	(.256)	(.278)	(.232)
Net asset value, end of period	$10.83	$10.93	$11.86	$12.00	$11.70	$11.31
Total Return C,D	.09%	(6.49)%	.66%	4.82%	5.99%	(.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.07% G	1.27%	1.36%	2.20%	2.47%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$579,652	$656,342	$871,438	$765,760	$524,068	$522,002
Portfolio turnover rate H	25% G	29%	81%	54%	29%	37%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Limited Term Bond Fund Class Z

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.86	$12.00	$11.70	$11.28
Income from Investment Operations
Net investment income (loss) B,C	.118	.160	.179	.273	.273
Net realized and unrealized gain (loss)	(.101)	(.909)	(.085)	.299	.415
Total from investment operations	.017	(.749)	.094	.572	.688
Distributions from net investment income	(.117)	(.157)	(.176)	(.272)	(.268)
Distributions from net realized gain	-	(.024)	(.058)	-	-
Total distributions	(.117)	(.181)	(.234)	(.272)	(.268)
Net asset value, end of period	$10.83	$10.93	$11.86	$12.00	$11.70
Total Return D,E	.16%	(6.36)%	.79%	4.97%	6.18%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40% H	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36% H	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36% H
Net investment income (loss)	2.21% H	1.41%	1.50%	2.33%	2.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$173,223	$215,329	$301,008	$217,972	$64,672
Portfolio turnover rate I	25% H	29%	81%	54%	29%

A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1 . Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,130,225
Gross unrealized depreciation	(191,735,274)
Net unrealized appreciation (depreciation)	$(190,605,049)
Tax cost	$2,816,176,537

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,071,993)
Long-term	(10,645,826)
Total capital loss carryforward	$(26,717,819)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	101,826,145	359,494,077
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During March 2023, the Board approved changes to the management fee effective April 1, 2023. The Fund will pay a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$428,997	$34,511
Class M	- %	.25%	140,879	1,617
Class C	.75%	.25%	142,356	10,425
			$712,232	$46,553
Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,593
Class M	759
Class C A	11
$5,363

A     When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$262,595.15
Class M	86,372.15
Class C	25,996.18
Fidelity Limited Term Bond Fund	738,865.10
Class I	461,320.15
Class Z	46,606.05
	$1,621,754
A   Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Advisor Limited Term Bond Fund	.05%

During March 2023, the Board approved the termination of the FWOE effective April 1, 2023.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Limited Term Bond Fund	$558	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example   the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$39,817
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $437. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$80

Effective April 1, 2023, the investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceed certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such proxy and shareholder meeting expenses, are excluded from this reimbursement.

Expense Limitations
Class A	None
Class M	None
Class C	None
Fidelity Limited Term Bond Fund	None
Class I	.30%
Class Z	None
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$ 3,020,738	$4,862,271
Class M	992,161	1,691,983
Class C	139,861	169,292
Fidelity Limited Term Bond Fund	15,263,515	28,740,213
Class I	6,257,958	11,345,322
Class Z	1,998,585	4,207,896
Total	$27,672,818	$51,016,977

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2023	Year ended August 31, 2022	Six months ended February 28, 2023	Year ended August 31, 2022
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	5,907,324	20,799,385	$63,714,758	$236,988,448
Reinvestment of distributions	269,389	411,338	2,900,915	4,673,321
Shares redeemed	(8,908,903)	(25,369,687)	(96,038,687)	(288,968,935)
Net increase (decrease)	(2,732,190)	(4,158,964)	$(29,423,014)	$(47,307,166)
Class M
Shares sold	911,939	3,137,810	$9,846,218	$35,881,317
Reinvestment of distributions	88,350	138,833	952,182	1,579,114
Shares redeemed	(1,757,036)	(6,000,676)	(18,910,914)	(68,315,514)
Net increase (decrease)	(756,747)	(2,724,033)	$(8,112,514)	$(30,855,083)
Class C
Shares sold	227,825	664,269	$2,442,739	$7,511,156
Reinvestment of distributions	12,529	14,558	134,728	166,401
Shares redeemed	(680,600)	(1,689,931)	(7,315,054)	(19,094,317)
Net increase (decrease)	(440,246)	(1,011,104)	$(4,737,587)	$(11,416,760)
Fidelity Limited Term Bond Fund
Shares sold	9,304,078	19,307,948	$100,084,179	$220,670,239
Reinvestment of distributions	1,115,393	2,174,898	12,040,797	24,821,169
Shares redeemed	(26,242,610)	(65,039,984)	(282,998,395)	(741,677,275)
Net increase (decrease)	(15,823,139)	(43,557,138)	$(170,873,419)	$(496,185,867)
Class I
Shares sold	10,711,980	21,848,304	$115,986,341	$249,055,401
Reinvestment of distributions	527,757	914,162	5,697,533	10,418,013
Shares redeemed	(17,795,098)	(36,186,716)	(192,111,794)	(410,046,502)
Net increase (decrease)	(6,555,361)	(13,424,250)	$(70,427,920)	$(150,573,088)
Class Z
Shares sold	3,511,407	10,815,385	$37,770,017	$122,909,944
Reinvestment of distributions	143,571	249,958	1,549,450	2,847,181
Shares redeemed	(7,370,764)	(16,745,070)	(78,996,669)	(189,617,417)
Net increase (decrease)	(3,715,786)	(5,679,727)	$(39,677,202)	$(63,860,292)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023
Fidelity Advisor® Limited Term Bond Fund
Class A **	.76%
Actual		$ 1,000	$ 999.60	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class M **	.76%
Actual		$ 1,000	$ 1,000.50	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Class C **	1.54%
Actual		$ 1,000	$ 996.60	$ 7.62
Hypothetical- B		$ 1,000	$ 1,017.16	$ 7.70
Fidelity Advisor® Limited Term Bond Fund **	.45%
Actual		$ 1,000	$ 1,001.20	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.26
Class I **	.50%
Actual		$ 1,000	$ 1,000.90	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.32	$ 2.51
Class Z **	.36%
Actual		$ 1,000	$ 1,001.60	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.01	$ 1.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Limited Term Bond Fund
Class A	.61%
Actual		$ 3.03
Hypothetical - B		$ 3.06
Class M	.61%
Actual		$ 3.03
Hypothetical - B		$ 3.06
Class C	1.39%
Actual		$ 6.88
Hypothetical - B		$ 6.95
Fidelity Advisor® Limited Term Bond Fund	.30%
Actual		$ 1.49
Hypothetical - B		$ 1.51
Class I	.30%
Actual		$ 1.49
Hypothetical - B		$ 1.51
Class Z	.25%
Actual		$ 1.24
Hypothetical - B		$ 1.25

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv)  broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2023.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704556.125
LTB-SANN-0423
Fidelity® Series Investment Grade Securitized Fund

Semi-Annual Report
February 28, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary February 28, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (18.8)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (18.8)%*
Futures and Swaps - 1.0%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2023 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 4.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.625% 7/31/29 (b)(c)	1,913,000	1,754,131
2.75% 8/15/32 (b)(c)(d)	4,136,000	3,758,590
3.875% 1/15/26 (d)	12,600,000	12,383,438
4.375% 10/31/24 (b)(c)(d)	1,900,000	1,882,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,501,466)		19,778,347

U.S. Government Agency - Mortgage Securities - 119.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 38.9%
1.5% 1/1/36 to 6/1/51	9,181,889	7,776,527
2% 2/1/28 to 4/1/52	41,610,581	34,426,213
2.5% 1/1/28 to 2/1/52	58,614,634	51,144,439
3% 8/1/32 to 2/1/52	33,087,595	29,526,056
3.5% 7/1/34 to 6/1/52	25,876,364	23,838,106
4% 3/1/46 to 9/1/52	11,069,136	10,496,966
4.5% 10/1/39 to 9/1/52	9,897,714	9,677,323
5% 9/1/52 to 12/1/52	7,320,817	7,273,248
5.5% 10/1/52 to 12/1/52	4,751,312	4,756,145
6% 11/1/52 to 12/1/52	2,964,811	3,006,704
TOTAL FANNIE MAE		181,921,727
Freddie Mac - 24.5%
1.5% 7/1/35 to 6/1/51	2,329,139	1,850,464
2% 4/1/41 to 4/1/52	31,295,121	25,696,828
2.5% 1/1/28 to 1/1/52	28,370,100	24,545,768
3% 11/1/32 to 3/1/52	12,282,619	11,047,655
3.5% 11/1/33 to 5/1/52	12,365,010	11,429,155
4% 5/1/38 to 10/1/52 (c)	10,831,975	10,291,541
4.5% 10/1/39 to 10/1/52	10,372,694	10,090,533
5% 9/1/52 to 3/1/53	12,823,480	12,668,111
5.5% 10/1/52 to 1/1/53	5,279,712	5,276,523
6.5% 1/1/53	1,351,147	1,388,909
TOTAL FREDDIE MAC		114,285,487
Ginnie Mae - 19.9%
2% 12/20/50 to 4/20/51	7,510,903	6,332,348
2% 3/1/53 (e)	2,200,000	1,843,980
2% 3/1/53 (e)	9,900,000	8,297,908
2% 3/1/53 (e)	3,000,000	2,514,518
2% 3/1/53 (e)	2,000,000	1,676,345
2% 3/1/53 (e)	2,450,000	2,053,523
2% 3/1/53 (e)	3,850,000	3,226,964
2% 3/1/53 (e)	1,700,000	1,424,893
2% 3/1/53 (e)	1,650,000	1,382,985
2% 4/1/53 (e)	9,700,000	8,138,988
2% 4/1/53 (e)	7,250,000	6,083,264
2.5% 8/20/47	16,257	14,212
2.5% 3/1/53 (e)	4,550,000	3,934,673
2.5% 3/1/53 (e)	9,100,000	7,869,347
2.5% 3/1/53 (e)	4,575,000	3,956,293
2.5% 3/1/53 (e)	3,925,000	3,394,196
3% 2/20/50 to 11/20/50	4,322,456	3,886,912
3% 3/1/53 (e)	2,700,000	2,408,544
3% 3/1/53 (e)	1,800,000	1,605,696
3% 3/1/53 (e)	3,625,000	3,233,694
3% 3/1/53 (e)	2,250,000	2,007,120
3.5% 9/20/40 to 12/20/49	373,044	350,446
3.5% 3/1/53 (e)	2,100,000	1,930,326
3.5% 3/1/53 (e)	3,450,000	3,171,250
3.5% 3/1/53 (e)	2,425,000	2,229,067
3.5% 3/1/53 (e)	2,775,000	2,550,788
4% 10/20/40 to 5/20/49	4,144,780	3,981,235
4% 3/1/53 (e)	3,400,000	3,212,702
5% 4/20/48 to 6/20/48	523,041	527,474
TOTAL GINNIE MAE		93,239,691
Uniform Mortgage Backed Securities - 35.8%
1.5% 3/1/38 (e)	2,550,000	2,204,418
1.5% 3/1/38 (e)	2,550,000	2,204,418
1.5% 4/1/38 (e)	1,550,000	1,341,939
1.5% 4/1/38 (e)	1,450,000	1,255,362
1.5% 3/1/53 (e)	7,900,000	6,099,908
1.5% 3/1/53 (e)	7,300,000	5,636,624
2% 3/1/38 (e)	4,100,000	3,638,828
2% 3/1/38 (e)	2,750,000	2,440,677
2% 4/1/38 (e)	4,100,000	3,643,312
2% 4/1/38 (e)	2,200,000	1,954,948
2% 3/1/53 (e)	2,300,000	1,872,785
2% 3/1/53 (e)	12,000,000	9,771,050
2% 3/1/53 (e)	6,650,000	5,414,790
2% 3/1/53 (e)	1,350,000	1,099,243
2% 3/1/53 (e)	10,250,000	8,346,106
2% 3/1/53 (e)	250,000	203,564
2% 4/1/53 (e)	800,000	652,185
2% 4/1/53 (e)	11,500,000	9,375,154
2% 4/1/53 (e)	8,000,000	6,521,846
2.5% 3/1/53 (e)	10,900,000	9,234,354
2.5% 3/1/53 (e)	8,450,000	7,158,742
2.5% 3/1/53 (e)	4,350,000	3,685,270
2.5% 4/1/53 (e)	2,800,000	2,374,534
3% 3/1/53 (e)	4,300,000	3,782,151
3% 3/1/53 (e)	3,000,000	2,638,710
3% 3/1/53 (e)	3,200,000	2,814,624
3% 3/1/53 (e)	1,300,000	1,143,441
3% 3/1/53 (e)	1,075,000	945,538
3% 4/1/53 (e)	7,200,000	6,338,529
3% 4/1/53 (e)	2,400,000	2,112,843
3.5% 3/1/53 (e)	1,100,000	1,001,516
3.5% 3/1/53 (e)	7,700,000	7,010,614
4% 3/1/53 (e)	1,400,000	1,313,156
4% 3/1/53 (e)	450,000	422,086
4% 3/1/53 (e)	450,000	422,086
4% 3/1/53 (e)	2,800,000	2,626,312
4% 3/1/53 (e)	2,800,000	2,626,312
4.5% 3/1/53 (e)	2,725,000	2,623,557
4.5% 3/1/53 (e)	4,625,000	4,452,826
4.5% 3/1/53 (e)	2,000,000	1,925,546
5% 3/1/53 (e)	2,050,000	2,014,445
5% 3/1/53 (e)	4,300,000	4,225,420
5.5% 3/1/53 (e)	4,400,000	4,392,264
5.5% 3/1/53 (e)	4,850,000	4,841,473
5.5% 3/1/53 (e)	5,100,000	5,091,034
5.5% 4/1/53 (e)	5,000,000	4,988,866
6.5% 3/1/53 (e)	1,350,000	1,382,582
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		167,265,988
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $598,160,601)		556,712,893

Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (f)	78,361	77,646
Series 2022-1A Class A, 1.36% 4/15/32 (f)	247,421	244,366
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (f)	793,333	664,471
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (f)	71,906	71,180
Series 2021-3 Class A, 0.83% 7/20/31 (f)	174,909	171,769
Series 2021-4 Class A, 0.84% 9/20/31 (f)	315,297	307,311
Series 2021-5 Class A, 1.31% 11/20/31 (f)	458,814	446,178
3.12% 3/20/32 (f)	658,463	641,332
TOTAL ASSET-BACKED SECURITIES (Cost $2,792,006)		2,624,253

Collateralized Mortgage Obligations - 2.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.7%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (f)	188,750	176,334
Series 2021-E Class A1, 1.74% 12/25/60 (f)	1,387,079	1,128,925
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (f)	357,196	316,986
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (f)(g)	102,547	97,774
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (f)	1,071,854	911,022
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (f)(g)	186,638	175,292
Series 2021-HB5 Class A, 0.8006% 2/25/31 (f)	73,778	71,386
Series 2021-HB7 Class A, 1.1512% 10/27/31 (f)	241,873	226,958
CFMT 2022-EBO2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (f)	196,164	189,598
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (f)	2,453,127	2,340,011
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (f)	43,594	42,353
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (f)(g)	834,060	804,956
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (f)	979,340	873,965
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (f)	54,929	49,925
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (f)	262,235	235,130
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (f)	1,140,171	997,419
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (f)(g)	278,071	266,650
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (f)	241,372	227,282
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (f)	108,961	95,379
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (f)(g)	144,057	127,000
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (f)	295,583	278,833
Series 2022-HB1 Class A, 4.272% 4/25/32 (f)	156,491	150,941
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (f)	429,547	390,090
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (f)(g)	2,352,667	2,087,774
Series 2022-K147 Class A2, 3.75% 7/25/62 (f)	459,561	424,355
TOTAL PRIVATE SPONSOR		12,686,338
U.S. Government Agency - 0.1%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	102,665	92,198
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.0479% 2/20/49 (g)(h)	101,746	100,491
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	22,721	21,019
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	137,423	122,954
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	56,134	53,691
TOTAL U.S. GOVERNMENT AGENCY		390,353
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,403,548)		13,076,691

Commercial Mortgage Securities - 9.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.713% 1/15/39 (f)(g)(h)	275,000	270,976
Class B, CME Term SOFR 1 Month Index + 1.550% 6.113% 1/15/39 (f)(g)(h)	100,000	98,342
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (f)	600,000	549,213
Class ANM, 3.112% 11/5/32 (f)	100,000	91,264
BANK:
Series 2020-BN25 Class XB, 0.4397% 1/15/63 (g)(j)	2,000,000	48,668
Series 2021-BN33 Class XA, 1.0572% 5/15/64 (g)(j)	3,016,313	173,615
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	393,652	376,644
Series 2018-B2 Class ASB, 3.7802% 2/15/51	369,997	355,418
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,683
Series 2019-B12 Class XA, 1.0324% 8/15/52 (g)(j)	938,154	37,939
Series 2019-B14 Class XA, 0.7766% 12/15/62 (g)(j)	9,678,784	299,631
Series 2020-B17 Class XA, 1.4159% 3/15/53 (g)(j)	2,092,562	123,985
Series 2020-B18 Class XA, 1.7885% 7/15/53 (g)(j)	1,479,841	113,450
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.7265% 11/15/28 (f)(g)(h)	94,000	93,272
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.338% 9/15/26 (f)(g)(h)	531,000	501,968
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.4605% 4/15/37 (f)(g)(h)	1,480,000	1,453,157
Class B, CME Term SOFR 1 Month Index + 2.440% 7.0095% 4/15/37 (f)(g)(h)	54,000	52,987
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.2771% 10/15/36 (f)(g)(h)	475,000	464,167
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.2403% 5/15/38 (f)(g)(h)	400,000	391,478
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 5.5525% 11/15/32 (f)(g)(h)	6,073	6,035
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 5.757% 10/15/36 (f)(g)(h)	680,000	673,167
Class D, CME Term SOFR 1 Month Index + 1.560% 6.127% 10/15/36 (f)(g)(h)	170,000	167,224
Series 2021-SDMF Class A, 1 month U.S. LIBOR + 0.580% 5.177% 9/15/34 (f)(g)(h)	600,000	584,628
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.7275% 10/15/39 (f)(g)(h)	232,000	231,564
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.0528% 4/15/37 (f)(g)(h)	492,934	491,855
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.588% 4/15/34 (f)(g)(h)	119,000	116,903
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.597% 10/15/36 (f)(g)(h)	3,481,049	3,463,560
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 5.3765% 1/15/34 (f)(g)(h)	100,371	98,801
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.658% 12/15/37 (f)(g)(h)	652,000	649,750
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,802,974	1,715,751
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 5.5379% 11/15/36 (f)(g)(h)	100,000	98,493
Class B, 1 month U.S. LIBOR + 1.250% 5.8379% 11/15/36 (f)(g)(h)	100,000	98,242
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 5.708% 6/15/34 (f)(g)(h)	2,888,191	2,806,987
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	106,667	105,241
Series 2017-P7 Class AAB, 3.509% 4/14/50	323,004	309,312
Series 2013-GC17 Class A/S, 4.544% 11/10/46	500,000	491,332
Series 2015-GC33 Class AAB, 3.522% 9/10/58	158,250	153,249
Series 2019-GC41 Class XA, 1.0409% 8/10/56 (g)(j)	4,526,723	204,187
COMM Mortgage Trust sequential payer Series 2016-COR1 Class ASB, 2.972% 10/10/49	522,617	501,017
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.568% 5/15/36 (f)(g)(h)	2,483,821	2,471,350
Class C, 1 month U.S. LIBOR + 1.430% 6.018% 5/15/36 (f)(g)(h)	486,789	481,889
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	100,000	95,850
CSAIL Commercial Mortgage Trust sequential payer Series 2016-C7 Class ASB, 3.3143% 11/15/49	596,198	573,269
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	599,798	570,128
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.289% 11/15/38 (f)(g)(h)	950,000	925,004
Class B, 1 month U.S. LIBOR + 1.120% 5.7082% 11/15/38 (f)(g)(h)	375,000	364,281
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 5.668% 7/15/38 (f)(g)(h)	650,144	640,368
Freddie Mac sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	250,000	207,333
Series 2022-150 Class A2, 3.71% 9/25/32	800,000	751,783
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.538% 9/15/31 (f)(g)(h)	889,188	874,234
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 5.55% 10/15/31 (f)(g)(h)	1,400,000	1,313,346
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 5.538% 10/15/36 (f)(g)(h)	963,000	913,360
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	39,466	38,113
Series 2011-GC5 Class A/S, 5.1538% 8/10/44 (f)(g)	855,047	842,383
Series 2013-GC13 Class A/S, 4.0794% 7/10/46 (f)(g)	140,000	138,995
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	271,250
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.0506% 8/15/39 (f)(g)(h)	997,000	998,247
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.159% 4/15/37 (f)(g)(h)	995,367	943,013
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	290,320	282,783
Series 2014-C22 Class ASB, 3.5036% 9/15/47	87,919	86,463
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	112,733
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	335,386	320,730
Series 2018-C8 Class ASB, 4.145% 6/15/51	1,000,000	965,125
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	11,615	11,582
Series 2013-LC11 Class A5, 2.9599% 4/15/46	150,219	149,481
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (f)	670,000	604,207
Series 2013-C16 Class A/S, 4.5169% 12/15/46	37,000	36,451
Series 2013-LC11 Class A/S, 3.216% 4/15/46	308,000	282,653
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (f)	59,000	53,100
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 6.3564% 5/15/39 (f)(g)(h)	400,000	398,421
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	570,514	559,415
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	71,388
Series 2016-C30 Class ASB, 2.729% 9/15/49	673,408	645,400
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 5.538% 12/15/36 (f)(g)(h)	1,000,000	965,218
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	279,000	260,008
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)(g)	26,000	23,612
Series 2021-L6 Class XA, 1.227% 6/15/54 (g)(j)	990,193	61,761
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (f)	790,017	733,608
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.388% 4/15/36 (f)(g)(h)	1,900,000	1,858,074
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.1646% 7/15/36 (f)(g)(h)	212,000	206,767
Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.3187% 11/15/38 (f)(g)(h)	151,000	147,745
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	95,078	90,374
Series 2017-C3 Class ASB, 3.215% 8/15/50	271,394	257,044
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,750,000	1,677,781
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (f)(g)(j)	1,600,000	41,969
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.788% 5/15/31 (f)(g)(h)	845,000	808,293
Series 2018-C46 Class XA, 0.9301% 8/15/51 (g)(j)	1,017,534	24,558
Series 2019-C54 Class XA, 0.8277% 12/15/52 (g)(j)	5,910,035	247,285
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class A/S, 4.668% 9/15/46 (g)	830,000	819,638
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $46,780,991)		44,708,018

Money Market Funds - 17.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (k) (Cost $80,758,174)	80,742,026	80,758,175

TOTAL INVESTMENT IN SECURITIES - 153.6% (Cost $763,396,786)	717,658,377
NET OTHER ASSETS (LIABILITIES) - (53.6)%	(250,339,899)
NET ASSETS - 100.0%	467,318,478

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/53	(2,000,000)	(1,676,345)
2% 3/1/53	(450,000)	(377,178)
2% 3/1/53	(9,700,000)	(8,130,273)
2% 3/1/53	(7,250,000)	(6,076,751)

TOTAL GINNIE MAE		(16,260,547)

Uniform Mortgage Backed Securities
1.5% 3/1/38	(2,100,000)	(1,815,403)
1.5% 3/1/38	(1,550,000)	(1,339,940)
1.5% 3/1/38	(1,450,000)	(1,253,493)
2% 3/1/38	(550,000)	(488,135)
2% 3/1/38	(4,100,000)	(3,638,828)
2% 3/1/38	(2,200,000)	(1,952,542)
2% 3/1/53	(1,250,000)	(1,017,818)
2% 3/1/53	(1,650,000)	(1,343,519)
2% 3/1/53	(1,450,000)	(1,180,669)
2% 3/1/53	(2,100,000)	(1,709,934)
2% 3/1/53	(800,000)	(651,403)
2% 3/1/53	(11,500,000)	(9,363,923)
2% 3/1/53	(8,000,000)	(6,514,034)
2.5% 3/1/53	(225,000)	(190,617)
2.5% 3/1/53	(300,000)	(254,157)
2.5% 3/1/53	(300,000)	(254,157)
2.5% 3/1/53	(600,000)	(508,313)
2.5% 3/1/53	(1,600,000)	(1,355,501)
2.5% 3/1/53	(4,000,000)	(3,388,754)
2.5% 3/1/53	(2,800,000)	(2,372,128)
2.5% 3/1/53	(950,000)	(804,829)
2.5% 3/1/53	(1,750,000)	(1,482,580)
3% 3/1/53	(7,200,000)	(6,332,903)
3% 3/1/53	(2,400,000)	(2,110,968)
3.5% 3/1/53	(6,850,000)	(6,236,715)
3.5% 3/1/53	(550,000)	(500,758)
5.5% 3/1/53	(5,000,000)	(4,991,210)
5.5% 3/1/53	(775,000)	(773,637)
6.5% 3/1/53	(1,350,000)	(1,382,582)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(65,209,450)

TOTAL TBA SALE COMMITMENTS (Proceeds $82,145,643)		(81,469,997)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	21	Jun 2023	2,344,781	1,760	1,760
CBOT 2-Year U.S. Treasury Note Contracts (United States)	63	Jun 2023	12,834,773	(29,163)	(29,163)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	107,055	(135)	(135)

TOTAL PURCHASED					(27,538)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	172	Jun 2023	21,537,625	1,323	1,323
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	13	Jun 2023	1,755,813	(8,744)	(8,744)

TOTAL SOLD					(7,421)

TOTAL FUTURES CONTRACTS					(34,959)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%
The notional amount of futures sold as a percentage of Net Assets is 5.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $43,732,813.
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	8,131	557	8,688
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	520,000	7,047	(1,256)	5,791
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	980,000	13,281	(2,985)	10,296
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,608	(4,981)	(373)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,743	(3,218)	1,525
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,743	(3,021)	1,722
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	13,823	(11,236)	2,587
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	610,000	8,267	(5,444)	2,823
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	390,000	5,285	(8,026)	(2,741)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	350,000	4,743	(519)	4,224
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660,000	8,944	(5,888)	3,056
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,020,000	13,823	(12,098)	1,725
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	350,000	4,743	(1,391)	3,352
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	370,000	5,014	(2,459)	2,555
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	600,000	8,131	(3,220)	4,911
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	890,000	12,061	(6,210)	5,851
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,350,000	18,295	(18,738)	(443)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,743	(2,723)	2,020
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	17,618	(8,891)	8,727
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	19,108	(10,036)	9,072
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	690,000	9,351	(6,512)	2,839
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,020,000	13,823	(13,782)	41

TOTAL CREDIT DEFAULT SWAPS						210,325	(132,077)	78,248

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty (1)	Maturity Date	Notional Amount (2)	Value ($)	Upfront Premium Received/ (Paid) ($) (3)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2025	7,158,000	(114,406)	0	(114,406)
4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2028	5,128,000	(144,372)	0	(144,372)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index (4)	Annual	LCH	Mar 2030	470,000	(15,282)	0	(15,282)
TOTAL INTEREST RATE SWAPS							(274,060)	0	(274,060)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $817,754.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $298,932.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,554,197.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,867,966 or 9.8% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	49,966,507	193,128,197	162,336,530	1,443,222	-	1	80,758,175	0.2%
Total	49,966,507	193,128,197	162,336,530	1,443,222	-	1	80,758,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	19,778,347	-	19,778,347	-

U.S. Government Agency - Mortgage Securities	556,712,893	-	556,712,893	-

Asset-Backed Securities	2,624,253	-	2,624,253	-

Collateralized Mortgage Obligations	13,076,691	-	13,076,691	-

Commercial Mortgage Securities	44,708,018	-	44,708,018	-

Money Market Funds	80,758,175	80,758,175	-	-
Total Investments in Securities:	717,658,377	80,758,175	636,900,202	-
Derivative Instruments:

Assets
Futures Contracts	3,083	3,083	-	-
Swaps	210,325	-	210,325	-
Total Assets	213,408	3,083	210,325	-

Liabilities
Futures Contracts	(38,042)	(38,042)	-	-
Swaps	(274,060)	-	(274,060)	-
Total Liabilities	(312,102)	(38,042)	(274,060)	-
Total Derivative Instruments:	(98,694)	(34,959)	(63,735)	-
Other Financial Instruments:

TBA Sale Commitments	(81,469,997)	-	(81,469,997)	-
Total Other Financial Instruments:	(81,469,997)	-	(81,469,997)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	210,325	0
Total Credit Risk	210,325	0
Interest Rate Risk
Futures Contracts (b)	3,083	(38,042)
Swaps (c)	0	(274,060)
Total Interest Rate Risk	3,083	(312,102)
Total Value of Derivatives	213,408	(312,102)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		February 28, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $682,638,612)	$636,900,202
Fidelity Central Funds (cost $80,758,174)	80,758,175

Total Investment in Securities (cost $763,396,786)		$717,658,377
Cash		141,320
Receivable for investments sold		7,251,933
Receivable for TBA sale commitments		82,145,643
Receivable for fund shares sold		2,328,790
Interest receivable		1,146,532
Distributions receivable from Fidelity Central Funds		316,930
Receivable for daily variation margin on futures contracts		16,843
Bi-lateral OTC swaps, at value		210,325
Receivable from investment adviser for expense reductions		957
Total assets		811,217,650
Liabilities
Payable for investments purchased
Regular delivery	$11,583,209
Delayed delivery	250,547,493
TBA sale commitments, at value	81,469,997
Payable for fund shares redeemed	284,756
Distributions payable	13
Payable for daily variation margin on centrally cleared OTC swaps	2,958
Other payables and accrued expenses	10,746
Total Liabilities		343,899,172
Net Assets		$467,318,478
Net Assets consist of:
Paid in capital		$535,729,995
Total accumulated earnings (loss)		(68,411,517)
Net Assets		$467,318,478
Net Asset Value , offering price and redemption price per share ($467,318,478 ÷ 52,613,979 shares)		$8.88

Statement of Operations
		Six months ended February 28, 2023 (Unaudited)
Investment Income
Interest		$5,508,525
Income from Fidelity Central Funds		1,443,222
Total Income		6,951,747
Expenses
Custodian fees and expenses	$12,027
Independent trustees' fees and expenses	821
Total expenses before reductions	12,848
Expense reductions	(6,524)
Total expenses after reductions		6,324
Net Investment income (loss)		6,945,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,398,916)
Futures contracts	2,162,920
Swaps	(327,502)
Total net realized gain (loss)		(6,563,498)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,301,239)
Fidelity Central Funds	1
Futures contracts	(552,525)
Swaps	(144,932)
TBA Sale commitments	(373,975)
Total change in net unrealized appreciation (depreciation)		(10,372,670)
Net gain (loss)		(16,936,168)
Net increase (decrease) in net assets resulting from operations		$(9,990,745)
Statement of Changes in Net Assets

	Six months ended February 28, 2023 (Unaudited)	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,945,423	$6,342,466
Net realized gain (loss)	(6,563,498)	(16,122,597)
Change in net unrealized appreciation (depreciation)	(10,372,670)	(36,333,269)
Net increase (decrease) in net assets resulting from operations	(9,990,745)	(46,113,400)
Distributions to shareholders	(6,912,915)	(6,633,281)
Share transactions
Proceeds from sales of shares	96,957,096	169,736,792
Reinvestment of distributions	6,875,756	6,633,001
Cost of shares redeemed	(44,919,644)	(124,972,737)
Net increase (decrease) in net assets resulting from share transactions	58,913,208	51,397,056
Total increase (decrease) in net assets	42,009,548	(1,349,625)

Net Assets
Beginning of period	425,308,930	426,658,555
End of period	$467,318,478	$425,308,930

Other Information
Shares
Sold	10,864,843	17,246,732
Issued in reinvestment of distributions	773,595	682,834
Redeemed	(5,036,975)	(12,916,200)
Net increase (decrease)	6,601,463	5,013,366

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

	Six months ended (Unaudited) February 28, 2023	Years ended August 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.24	$10.41	$10.68	$10.45	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.143	.142	.056	.209	.293	.008
Net realized and unrealized gain (loss)	(.361)	(1.165)	(.023)	.330	.475	- D
Total from investment operations	(.218)	(1.023)	.033	.539	.768	.008
Distributions from net investment income	(.142)	(.147)	(.083) E	(.219)	(.318)	(.008)
Distributions from net realized gain	-	-	(.220) E	(.090)	-	-
Total distributions	(.142)	(.147)	(.303)	(.309)	(.318)	(.008)
Net asset value, end of period	$8.88	$9.24	$10.41	$10.68	$10.45	$10.00
Total Return F,G	(2.35)%	(9.89)%	.32%	5.28%	7.83%	.08%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.01% J	.01%	.01%	.01%	.02%	-% J,K
Expenses net of fee waivers, if any	-% J,K	-% K	-% K	.01%	.01%	-% J,K
Expenses net of all reductions	-% J,K	-% K	-% K	.01%	.01%	-% J,K
Net investment income (loss)	3.23% J	1.45%	.54%	2.00%	2.92%	1.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$467,318	$425,309	$426,659	$188,284	$108,442	$10,381
Portfolio turnover rate L	840% J	761%	1091%	1014%	1434%	18% M

A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.0005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended February 28, 2023

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$931,519
Gross unrealized depreciation	(46,225,053)
Net unrealized appreciation (depreciation)	$(45,293,534)
Tax cost	$763,396,786

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,629,042)
Total capital loss carryforward	$(15,629,042)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(38,408)	24,759
Total Credit Risk	(38,408)	24,759
Interest Rate Risk
Futures Contracts	2,162,920	(552,525)
Swaps	(289,094)	(169,691)
Total Interest Rate Risk	1,873,826	(722,216)
Totals	$1,835,418	$(697,457)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	1,488,293,765	1,487,594,105

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,578.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $946.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During Period- C September 1, 2022 to February 28, 2023

Fidelity® Series Investment Grade Securitized Fund	-%- D
Actual		$ 1,000	$ 976.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Securitized Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891238.104
IGS-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023